 SunAmerica

                  Income Funds

                           1998 Semiannual Report

                           U.S. Government Securities Fund
                           Federal Securities Fund
                           Diversified Income Fund
                           High Income Fund
                           Tax Exempt Insured Fund



[LOGO] SunAmerica
       Mutual Funds

     SunAmerica Income Funds Semiannual Report

     REPORT FROM THE SUNAMERICA FIXED INCOME INVESTMENT TEAM

     John DiVito

     Paul Kunz

     P. Christopher Leary

     James T. McGrath

     Karolann Patranzino

     John Risner

     Brian Wiese

     Dear Shareholders:

       After watching liquidity dry up in one overseas market after another, the global credit crunch finally hit the U.S. The rush by investors into liquid, high-quality investments has virtually shut down large portions of U.S. capital markets. Compounding this problem has been an unwinding of positions by hedge funds and other investors who faced losses from both Russia's and Latin America's economic woes.
       The U.S. Treasury Market outperformed all other fixed income asset classes during this semiannual period. The yield on the bellwether 30-year bond fell to 4.97% at the end of September from 5.57% at the beginning of April. Falling yields mean rising prices. Treasury yields fell not only because of this global flight to quality, but also because of confirmed evidence of a slowdown in Gross Domestic Product growth and a decrease of inflationary price reserves. Due to these factors, the Federal Reserve Bank cut interest rates for the first time in over 2 1/2 years to 5.25% from 5.50% on September 29th.
       Mortgage-backed securities surprised many investors by underperforming the Treasury market, as did Government National Mortgage Association
     (GNMA) securities, Federal National Mortgage Association (FNMA) securities and municipal bonds. The outlook for tax-exempt municipal bonds is positive going forward. Supply should remain tempered because a large majority of potential refunding issues already came in the first half of the year. As well, the value of municipals relative to other asset classes has yet to be fully discovered by potential investors. This should drive demand as the retail investor seeks principal and income stability heading towards the new millennium.
       The flight to quality, and specifically into U.S. Treasuries, has had the most severe impact in the high-yield market. Despite moderate default rates and forecasts of continued tempered economic growth, investor adversity towards higher risk securities caused these yields to increase from the low during the period of 3.50% over the 10-year Treasury and to a high over 5.70% over the 10-Year Treasury. In contrast, the average yield increase over the 10-Year Treasury during 1985-1997 period was 4.42%.
       New high yield issuance has also virtually stopped with only about $4 billion in such securities hitting the market in August and September, compared to an average of about $15 billion per month over the previous seven months.
       It is important to note the differences in the debt market, and particularly in the high yield market, today versus 1990. In 1990 we had higher inflation, weaker economy, a default rate for such securities approaching 10%, a weakened banking system, and a savings and loan crisis. Moreover, the high yield debt market was dominated by one underwriter (Drexel Burnham).
       Today, we have low inflation, a relatively strong economy, a 3% default rate, greater stability in the banking system and a wider and more diverse underwriter community. While the impacts of weakening economies and political difficulties in some overseas markets, a declining stock market and political difficulties have been severe, we believe that these factors are discounted in current prices, and see good value in the higher yielding spread markets.
       Overall, we expect to see a continued slowdown in the economy based on fewer exports, reductions in capital spending and a reduction in discretionary goods and services. We believe that the Federal Open Market Committee has now adapted an easing bias that should be favorable for the bond market.

     SUNAMERICA U.S. GOVERNMENT SECURITIES FUND

     PERFORMANCE
             SunAmerica U.S. Government Securities Fund has performed well considering its defensive and conservative nature relative to other U.S. Government funds. The Fund's Class A returned 5.61% compared to 8.36% for the Lipper category, for the six months ending September 30, 1998. (Neither return reflects a sales charge.) The Fund ranked in the 80th percentile range for all U.S. Government funds during this six month period, according to Lipper Analytical Services. However, it is important to note that your Fund is actually more characteristic of an intermediate bond fund and therefore would not be expected to perform as well during periods of falling interest rates. Although the Fund's target duration range is three to five years, we have remained closer to the five-year maturity over the past six months to ensure a better positioning in the event of a declining interest rate environment.

     PORTFOLIO REVIEW
             SunAmerica U.S. Government Securities Fund seeks high current income consistent with relative safety of capital by investing primarily in securities issued or guaranteed by the U.S. Government or any agency. Normally, the Fund invests its assets in such a way as to minimize the impact of interest rate volatility. The Fund is neither insured nor guaranteed by the U.S. Government.
             The Portfolio presently is structured with one-third invested in premium mortgages, another third in total return mortgages and the remainder in U.S. Treasuries. Premium mortgages provide high current income with reduced-market price volatility. We look for opportunities in total return mortgages, particularly in the 15-year sector, and plan to increase positions in these securities. Most of our maturity adjustments will come through a shift into five- and 10-year Treasuries, whereas we have traditionally focused on five-, 10- and 30-year Treasuries.

     SUNAMERICA FEDERAL SECURITIES FUND

     PERFORMANCE
              SunAmerica Federal Securities Fund has achieved extraordinarily performance. It ranked first among 44 peer funds for the three-year period ending September 30, 1998. In addition, it was within the top five of its over 50 peers for the year-to-date, three-month, and 12-month periods ending at the same time, according to Lipper Analytical Services. SunAmerica Federal Securities Fund Class A returned 6.15% compared to 6.1% for the Lipper Group, for the six months ending September 30, 1998. (Returns do not reflect a sales charge.)

     PORTFOLIO REVIEW
              SunAmerica Federal Securities Fund seeks current income, with capital appreciation as a secondary objective, by investing primarily in securities issued or guaranteed by the U.S. government or any of its agencies. Normally, the Fund invests its assets in such a way so as to maximize capital appreciation in a declining interest rate environment. A significant portion of the Fund's assets may be invested in mortgage-backed securities.
              Over the past six months, your portfolio's Treasury component has been a major contributor to total return as Treasuries have outperformed mortgages. We will continue to incorporate U.S. Treasuries into the portfolio as attractive buying opportunities are found. Going forward, however, we believe that mortgages may become more attractive on a relative value basis than U.S. Treasuries. As a result, we plan to maintain and increase your Portfolio's mortgage holdings. In fact, our reallocation began earlier this fall as we began to reduce Treasury holdings and raise cash to deploy this cash in appropriate mortgage opportunities.
              Moreover, we have maintained durations slightly longer than many of our peers, which has contributed to your Fund's relative outperformance. We believe the interest rate environment will remain favorable in the near future and that more total return will come from income rather than market appreciation over the next few months.

     SUNAMERICA DIVERSIFIED INCOME FUND

     PERFORMANCE
             SunAmerica Diversified Income Fund Class A posted a cumulative loss of 14.22% compared to a loss of 1.34% for the Lipper group for the six months ending September 30, 1998, according to Lipper Analytical Services. (Neither return reflects a sales charge.) The category is comprised of multi-sector income funds, which encompass a variety of fixed income securities. We primarily focus on three sectors: high yield, foreign bonds and U.S. high-grade debt. In general, the high-yield bond market lost ground as a result of weak cyclicals including paper, steel, chemicals, shipping and telecommunications. The Fund also suffered from a concentration in emerging market bonds. Although U.S. interest rates declined dramatically over the course of the year, the gains were more than offset in the other two asset classes. We are neither pleased nor content with the Fund's performance, and we believe that on a long-term basis, there are solid opportunities for appreciation.

     PORTFOLIO REVIEW
             SunAmerica Diversified Income Fund seeks a high level of current income consistent with moderate investment risk, with preservation of capital as a secondary objective. The Fund invests in a diversified portfolio of securities consisting of U.S. government securities, foreign government and corporate debt securities and securities issued by domestic corporations, including lower-rated, high yield securities.
             While we attempted to reduce the risk profile of the higher yielding securities, we were unable to react fast enough to market turbulence. We are continually reviewing the Fund's positions to ensure that we still have confidence in the management and business plans of all the companies. Our hope is that as the markets stabilize and the forced liquidations caused by hedge funds and investment bankers subside, our holdings will appreciate closer to their intrinsic values.

     WINNERS AND LOSERS
             On the positive side, we sold positions in the government of Korea, TV Film and Tricom as well as some other foreign government bonds earlier in the spring. We were also fortunate to lock in gains through timely sales of ICO Industries (oil services company), Clearview Cinema, Nationwide Credit Services and Hawk Corp (aircraft brakes maker). In addition, we consider any high yield bond that held its own through the market turbulence or gained slightly to be in solid standing.
              Although we successfully avoided securities in Russia and most of Asia, our weightings in Brazil, and more specifically, the telecommunications industries in Brazil and Argentina underperformed. The Fund accepted losses from companies like Globopar, RBS and PageNet Do Brazil as well as certain cyclicals, such as Sterling Chemicals.

     SUNAMERICA HIGH INCOME FUND

     PERFORMANCE
             SunAmerica High Income Fund Class A posted a cumulative loss of 9.52% year-to-date compared to a loss of 2.98% for the Lipper category, for the six months ending September 30, 1998, according to Lipper Analytical Services. (Neither return reflects a sales charge.) In general, the high yield bond market lost ground as a result of weak cyclicals including paper, steel, chemicals, shipping and telecommunications. Your Fund is actively managed and strives for higher current income for investors. It thus remains concentrated in B-rated high yield bonds as compared with a BB-rated bond concentration in the Merrill Lynch High Yield Index. We believe that the additional risk taken, in a positive market environment, will serve our investors better than a more conservative posture.

     PORTFOLIO REVIEW
             SunAmerica High Income Fund seeks maximum current income by investing primarily in high yield, high risk corporate bonds. We believe a high-income investment may be an important component of a well-diversified portfolio and may provide a cushion during volatile stock markets.
             While we cut our telecommunications stake, we continue to maintain an overweighting of this sector relative to the Merrill Lynch High Yield Index, which maintains a 17% stake. We continue to see relative value in this sector. Our proprietary, bottom-up research and analysis shows that many of these companies have strong fundamentals and liquidity despite market turbulence. We also see fundamental value in several media and consumer goods companies and continue to hold our positions in those sectors. While your portfolio is underweighted in energy (5.5%), we anticipate increasing its stake to 6.4% to match the Merrill Lynch High Yield Index. Many of those bonds' values have declined and we consequently see relative buying opportunities.

     WINNERS AND LOSERS
             We were fortunate to lock in gains through timely sales of ICO Industries (oil services company), Clearview Cinema, Nationwide Credit Services and Hawk Corp. (aircraft brakes maker). In addition, we consider any high yield bond that held its own through the market turbulence or gained slightly to be in solid standing. Comcast Cellular, Lifestyle Furnishings and Tenant Healthcare are three such examples.

              As we mentioned earlier, cyclicals, such as Sterling Chemicals and Doman (a Canadian-headquartered lumber company) were poor performers. However, we maintain our positions in these bonds because we believe the companies have strong fundamentals. Golden Ocean Group also suffered. But we retain these positions because this shipping company is generally in good financial standing and continues to pay its bills on time. We believe its decline in value was attributable to the weak tanker rates that accompany a weak economy. But the company continues to build new ships and, therefore, to maintain newer and bigger fleets.
              There were also several poor performers, which we sold at
            substantial losses. Among those are American Pad & Paper, a company unable to achieve cost-savings in its distribution system that, we believe, permanently damages the overall health of the company. Acme Metals also experienced operational troubles with its new caster in particular. Its general financial health has suffered also from weakening steel prices. We sold our position in its subordinated notes. However, we retain senior secured notes, which we believe will be covered by the company's assets.

     SUNAMERICA TAX EXEMPT INSURED FUND

     PERFORMANCE
             SunAmerica Tax Exempt Insured Fund ranked in the 25th to 30th percentile position of its objective category for the six months ending September 30, 1998, according to Lipper Analytical Services. The Fund's Class A returned 4.49% on a cumulative basis during that period compared to 5.22% for the Lipper category. (Neither return reflects a sales charge.) The entire municipal bond sector lagged U.S. Treasuries during the last quarter due to increased demand for U.S. Treasuries as investors sought out high quality investments following problems in overseas markets. The good news, though, is that the Fund benefited from this shift to government bonds (and the resulting flattening of the yield curve). To capitalize on this trend, management reallocated assets in the second and third quarters toward a heavier concentration of municipal bonds with a long-term maturity of 20 years. Prior to that, we had maintained positions across the yield curve in bonds with varying maturities.
             The municipal market has remained largely undiscovered by those investors who have fled the market volatility of the past several months. As a result, by the end of the third quarter municipal bonds were at their most attractive levels relative to Treasuries since 1987. We believe this bodes well for your Fund. Ample opportunities could abound when retail municipal bond buyers adjust to the new levels of yield and return available in the fixed income market. We anticipate the relationship between Treasuries and municipal bonds to stabilize within the next six months.

     PORTFOLIO REVIEW
             SunAmerica Tax Exempt Insured Fund seeks as high a level of current income exempt from Federal income taxes as is consistent with preservation of capital. The Fund normally invests at least 80% of its assets in federally tax-free municipal bonds, of which at least 65% are insured as to the scheduled payment of principal and interest.
             We have sold several positions of 10-year, higher-coupon bonds and purchased securities with maturities out to the 20-year range. Now the Fund benefits from longer-term maturities which are more attractive than shorter-term bonds in a falling interest-rate environment. We also reduced risk by decreasing the Fund's position in 30-year paper and increasing its concentration in 20-year paper. The average duration of the Fund is 7.4 years.

     WINNERS AND LOSERS
              We began purchasing New York City bonds a few months ago because the City's municipal and financial health continues to improve. We believe the City's credit has improved due to its sound management, continued reduction in social service costs and increased revenues from both property and personal income taxes. Wayne County, Michigan Airport paper has also been a top performer largely due to strong demand for high-yielding securities with low risk.
              We are pleased to say that our Fund has not been subject to many poor-performing municipal issues. However, one issue, Alliance Airport in Texas lagged late in the third quarter. We continue to hold the bonds because we believe they offer potential rewards.
              Approximately 90% of the Fund is invested in AAA rated paper or in bonds that are backed by publicly held municipal insurers such as American Municipal Bond Assurance Corp., Financial Guaranty Insurance Company and Municipal Bond Investors Assurance Corp. This insurance minimizes volatility relative to uninsured municipal bonds.

     IF YOU WOULD LIKE ADDITIONAL INFORMATION:

            [_] CALL FAST FACTS -- CALL OUR 24 HOUR AUTOMATED ACCOUNT AND FUND INFORMATION HOTLINE AT 800-654-4760.

            [_] VISIT SUNAMERICA ON THE WORLD WIDE WEB. VISIT OUR SITE AT WWW.SUNAMFUNDS.COM FOR MORE UP-TO-DATE INFORMATION.

                            SUNAMERICA MUTUAL FUNDS
                     THANKS YOU FOR YOUR CONTINUED SUPPORT.

                     [This page intentionally left blank]

 SUNAMERICA INCOME FUNDS
 STATEMENT OF ASSETS AND LIABILITIES -- September 30, 1998 (unaudited)

                          U.S. GOVERNMENT     FEDERAL     DIVERSIFIED      HIGH       TAX EXEMPT
                          SECURITIES FUND SECURITIES FUND INCOME FUND  INCOME FUND   INSURED FUND
                          -----------------------------------------------------------------------
ASSETS:
Investment securities,
 at value (identified
 cost $254,189,263;
 $45,446,047;
 $78,302,760;
 $172,783,655 and
 $93,294,848,
 respectively)..........   $259,657,900     $47,162,642   $65,314,536  $150,981,055  $103,381,142
Short-term securities,
 at value (identified
 cost $0; $0;
 $1,051,250; $1,576,875
 and $3,400,000,
 respectively)..........             --              --       995,000     1,492,500     3,400,000
Repurchase agreements
 (cost equals market)...     67,522,000      17,542,000     3,799,000            --            --
Cash....................            327             614           104            --        22,780
Receivable for
 investments sold.......     30,495,769       3,786,299        26,164     2,791,061            --
Interest and dividends
 receivable.............      2,463,855         467,906     1,946,839     3,770,461     1,516,493
Receivable for shares of
 beneficial interest
 sold...................         91,448         451,800       136,132     1,401,785        22,848
Prepaid expenses........         26,968          27,796         2,913        17,336         3,229
Receivable due from
 investment adviser.....             --              --            --         2,437            --
                           ------------     -----------   -----------  ------------  ------------
 Total assets...........    360,258,267      69,439,057    72,220,688   160,456,635   108,346,492
                           ------------     -----------   -----------  ------------  ------------
LIABILITIES:
Payable for investments
 purchased..............     41,788,931       9,423,661            --            --            --
Payable for securities
 loaned.................     32,850,000       4,380,000            --            --            --
Dividends payable.......        445,800          96,850       280,679       669,865       175,252
Accrued expenses........        376,915          69,562        85,900       119,511        94,787
Payable for shares of
 beneficial interest
 redeemed...............        336,916             135        57,130        47,650         6,521
Distribution and service
 maintenance fees
 payable................        177,551          26,678        47,124        99,064        42,525
Investment advisory and
 management fees
 payable................        172,199          23,026        38,695        96,957        43,904
Payable for variation
 margin on futures
 contracts..............         21,094           2,656            --            --            --
Loan payable............             --              --            --     2,043,784            --
                           ------------     -----------   -----------  ------------  ------------
 Total liabilities......     76,169,406      14,022,568       509,528     3,076,831       362,989
                           ------------     -----------   -----------  ------------  ------------
   Net assets...........   $284,088,861     $55,416,489   $71,711,160  $157,379,804  $107,983,503
                           ============     ===========   ===========  ============  ============
NET ASSETS WERE COMPOSED
 OF:
Shares of beneficial
 interest, $.01 par
 value..................   $    318,297     $    48,427   $   187,070  $    234,311  $     80,990
Paid-in capital.........    301,595,764      51,918,630   110,403,284   204,628,997   100,232,604
                           ------------     -----------   -----------  ------------  ------------
                            301,914,061      51,967,057   110,590,354   204,863,308   100,313,594
Accumulated
 undistributed
 (distributions in
 excess of) net
 investment income......      1,157,217          48,131       245,627       207,446      (105,139)
Accumulated net realized
 gain (loss) on
 investments, futures,
 options and foreign
 currency...............    (24,373,108)      1,693,920   (26,080,347)  (25,803,975)   (2,311,246)
Net unrealized
 appreciation
 (depreciation) on
 investments............      5,468,637       1,716,595   (13,044,474)  (21,886,975)   10,086,294
Net unrealized
 depreciation on futures
 contracts..............        (77,946)         (9,214)           --            --            --
                           ------------     -----------   -----------  ------------  ------------
   Net assets...........   $284,088,861     $55,416,489   $71,711,160  $157,379,804  $107,983,503
                           ============     ===========   ===========  ============  ============
CLASS A (UNLIMITED
 SHARES AUTHORIZED):
 Net assets.............   $107,509,148     $33,656,544   $23,773,703  $ 56,666,182  $ 85,510,684
 Shares of beneficial
  interest issued and
  outstanding...........     12,048,216       2,944,308     6,211,215     8,444,997     6,413,839
 Net asset value and
  redemption price per
  share.................   $       8.92     $     11.43   $      3.83  $       6.71  $      13.33
 Maximum sales charge
  (4.75% of offering
  price)................           0.44            0.57          0.19          0.33          0.66
                           ------------     -----------   -----------  ------------  ------------
 Maximum offering price
  to public.............   $       9.36     $     12.00   $      4.02  $       7.04  $      13.99
                           ============     ===========   ===========  ============  ============
CLASS B (UNLIMITED
 SHARES AUTHORIZED):
 Net assets.............   $176,579,713     $21,759,945   $47,937,457  $ 95,808,135  $ 22,472,819
 Shares of beneficial
  interest issued and
  outstanding...........     19,781,458       1,898,360    12,495,758    14,256,970     1,685,183
 Net asset value,
  offering and
  redemption price per
  share.................   $       8.93     $     11.46   $      3.84  $       6.72  $      13.34
                           ============     ===========   ===========  ============  ============
CLASS C (UNLIMITED
 SHARES AUTHORIZED):
 Net assets.............                                               $  4,905,487
 Shares of beneficial
  interest issued and
  outstanding...........                                                    729,145
 Net asset value,
  offering and
  redemption price per
  share.................                                               $       6.73
                                                                       ============

See Notes to Financial Statements

 SUNAMERICA INCOME FUNDS
 STATEMENT OF OPERATIONS -- For the six months ended September 30, 1998 (unaudited)

                            U.S. GOVERNMENT     FEDERAL     DIVERSIFIED       HIGH       TAX EXEMPT
                            SECURITIES FUND SECURITIES FUND INCOME FUND   INCOME FUND   INSURED FUND
                            --------------- --------------- ------------  ------------  ------------
INVESTMENT INCOME:
Income:
 Interest.................    $10,670,329     $1,722,695    $  4,573,429  $  9,557,055   $2,990,008
 Dividends................             --             --           5,934       131,098           --
                              -----------     ----------    ------------  ------------   ----------
 Total investment income..     10,670,329      1,722,695       4,579,363     9,688,153    2,990,008
                              -----------     ----------    ------------  ------------   ----------
Expenses:
 Investment advisory and
  management fees.........      1,074,448        134,106         272,342       667,649      271,079
 Distribution and service
  maintenance fees--Class
  A.......................        169,007         55,720          43,472       103,596      150,282
 Distribution and service
  maintenance fees--Class
  B.......................        967,634         97,035         294,783       578,896      112,779
 Distribution and service
  maintenance fees--Class
  C.......................             --             --              --        15,313           --
 Transfer agent fees and
  expenses--Class A.......        136,693         46,016          35,035        82,819      111,461
 Transfer agent fees and
  expenses--Class B.......        264,369         27,595          82,436       149,002       28,345
 Transfer agent fees and
  expenses--Class C.......             --             --              --         4,836           --
 Custodian fees and
  expenses................        222,760         45,600          32,960        46,100       39,250
 Printing expense.........         17,770          4,305           5,220         9,270        3,885
 Trustees' fees and
  expenses................         15,562          2,793           4,522         8,476        5,948
 Audit and tax consulting
  fees....................         11,950         10,795          11,020        11,275       11,245
 Registration fees--Class
  A.......................          6,936          4,776           3,310         9,716        7,543
 Registration fees--Class
  B.......................          9,677          3,974           4,645        11,578        4,398
 Registration fees--Class
  C.......................             --             --              --        13,636           --
 Legal fees and expenses..          4,885          1,271           1,480         2,170        1,790
 Insurance expense........          3,400            410             839         1,113        8,216
 Interest expense.........             --             --           1,508        22,262           --
 Miscellaneous expenses...          1,943            271             530           846          639
                              -----------     ----------    ------------  ------------   ----------
 Total expenses...........      2,907,034        434,667         794,102     1,738,553      756,860
 Less: expenses
  reimbursed by
  investment adviser......             --             --              --       (14,963)          --
                              -----------     ----------    ------------  ------------   ----------
 Net expenses.............      2,907,034        434,667         794,102     1,723,590      756,860
                              -----------     ----------    ------------  ------------   ----------
Net investment income.....      7,763,295      1,288,028       3,785,261     7,964,563    2,233,148
                              -----------     ----------    ------------  ------------   ----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
Net realized gain (loss)
 on investments...........      5,401,710        909,356      (1,363,412)   (2,894,531)   1,016,893
Net realized gain on
 futures contracts........        361,814          4,387              --            --       10,847
Net change in unrealized
 appreciation/depreciation
 on investments...........      1,697,459        866,852     (14,835,147)  (21,941,016)   1,373,152
Net change in unrealized
 appreciation/depreciation
 on futures contracts.....       (154,403)        (9,214)             --            --           --
                              -----------     ----------    ------------  ------------   ----------
Net realized and
 unrealized gain (loss) on
 investments..............      7,306,580      1,771,381     (16,198,559)  (24,835,547)   2,400,892
                              -----------     ----------    ------------  ------------   ----------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS...............    $15,069,875     $3,059,409    ($12,413,298) ($16,870,984)  $4,634,040
                              ===========     ==========    ============  ============   ==========

See Notes to Financial Statements

 SUNAMERICA INCOME FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                          U.S. GOVERNMENT SECURITIES FUND      FEDERAL SECURITIES FUND     DIVERSIFIED INCOME FUND
                          -------------------------------     --------------------------  ---------------------------
                            FOR THE SIX                        FOR THE SIX                 FOR THE SIX
                           MONTHS ENDED      FOR THE YEAR     MONTHS ENDED  FOR THE YEAR  MONTHS ENDED   FOR THE YEAR
                           SEPTEMBER 30,         ENDED        SEPTEMBER 30,    ENDED      SEPTEMBER 30,     ENDED
                               1998            MARCH 31,          1998       MARCH 31,        1998        MARCH 31,
                            (UNAUDITED)          1998          (UNAUDITED)      1998       (UNAUDITED)       1998
                          ----------------  ----------------  ------------- ------------  -------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS:
OPERATIONS:
 Net investment income..  $     7,763,295   $     22,374,690   $ 1,288,028  $ 2,716,280   $  3,785,261   $  8,050,950
 Net realized gain
  (loss) on investments.        5,401,710          3,606,429       909,356    1,918,591     (1,363,412)     5,155,099
 Net realized gain on
  futures contracts.....          361,814                 --         4,387           --             --             --
 Net realized foreign
  exchange loss on other
  assets and
  liabilities...........               --                 --            --           --             --         (4,627)
 Net change in
  unrealized
  appreciation/
  depreciation on
  investments...........        1,697,459          5,602,705       866,852      928,406    (14,835,147)       783,223
 Net change in
  unrealized
  appreciation/
  depreciation on
  futures contracts ....         (154,403)            76,457        (9,214)          --             --             --
                          ---------------   ----------------   -----------  -----------   ------------   ------------
Net increase (decrease)
 in net assets resulting
 from operations........       15,069,875         31,660,281     3,059,409    5,563,277    (12,413,298)    13,984,645
                          ---------------   ----------------   -----------  -----------   ------------   ------------
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS:
 From net investment
  income (Class A)......       (2,377,032)        (5,951,438)     (763,156)  (1,684,720)    (1,162,790)    (1,963,415)
 From net investment
  income (Class B)......       (4,168,308)       (12,224,144)     (401,254)    (886,109)    (2,568,590)    (5,673,779)
 From net realized gain
  on investments (Class
  A)....................               --                 --            --      (51,944)            --             --
 From net realized gain
  on investments (Class
  B)....................               --                 --            --      (30,053)            --             --
                          ---------------   ----------------   -----------  -----------   ------------   ------------
 Total dividends and
  distributions to
  shareholders..........       (6,545,340)       (18,175,582)   (1,164,410)  (2,652,826)    (3,731,380)    (7,637,194)
                          ---------------   ----------------   -----------  -----------   ------------   ------------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 6)..      (29,881,616)      (110,250,060)    3,057,292   (1,884,623)    (1,058,155)   (18,116,083)
                          ---------------   ----------------   -----------  -----------   ------------   ------------
TOTAL INCREASE
 (DECREASE) IN NET
 ASSETS.................      (21,357,081)       (96,765,361)    4,952,291    1,025,828    (17,202,833)   (11,768,632)
NET ASSETS:
Beginning of period.....      305,445,942        402,211,303    50,464,198   49,438,370     88,913,993    100,682,625
                          ---------------   ----------------   -----------  -----------   ------------   ------------
End of period [including
 undistributed
 (distributions in
 excess of) net
 investment income for
 September 30, 1998 and
 March 31, 1998 of
 $1,157,217, $(60,738),
 $48,131, $(75,487),
 $245,627 and $191,746,
 respectively]..........  $   284,088,861   $    305,445,942   $55,416,489  $50,464,198   $ 71,711,160   $ 88,913,993
                          ===============   ================   ===========  ===========   ============   ============

See Notes to Financial Statements

 SUNAMERICA INCOME FUNDS
 STATEMENT OF CHANGES IN NET ASSETS

                                   HIGH INCOME FUND            TAX EXEMPT INSURED FUND
                            ------------------------------  ------------------------------
                               FOR THE SIX    FOR THE YEAR     FOR THE SIX    FOR THE YEAR
                              MONTHS ENDED       ENDED        MONTHS ENDED       ENDED
                            SEPTEMBER 30,1998  MARCH 31,    SEPTEMBER 30,1998  MARCH 31,
                               (UNAUDITED)        1998         (UNAUDITED)        1998
                            ----------------- ------------  ----------------- ------------
INCREASE (DECREASE) IN NET
 ASSETS:
OPERATIONS:
 Net investment income....    $  7,964,563    $ 13,096,551    $  2,233,148    $  5,107,717
 Net realized gain (loss)
  on investments..........      (2,894,531)     11,231,344       1,016,893       3,219,309
 Net realized gain (loss)
  on futures contracts....              --              --          10,847         (10,563)
 Net realized foreign
  exchange loss on other
  assets and liabilities..              --          (2,086)             --              --
 Net change in unrealized
  appreciation/depreciation
  on investments..........     (21,941,016)      2,889,820       1,373,152       3,147,644
                              ------------    ------------    ------------    ------------
Net increase (decrease) in
 net assets resulting
 from operations..........     (16,870,984)     27,215,629       4,634,040      11,464,107
                              ------------    ------------    ------------    ------------
DIVIDENDS TO SHAREHOLDERS:
 From net investment
  income (Class A)........      (2,848,560)     (4,011,096)     (1,823,505)     (4,101,670)
 From net investment
  income (Class B)........      (5,209,581)     (8,387,799)       (404,175)       (903,110)
 From net investment
  income (Class C)........        (138,857)         (6,158)             --              --
                              ------------    ------------    ------------    ------------
Total dividends to
 shareholders.............      (8,196,998)    (12,405,053)     (2,227,680)     (5,004,780)
                              ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 CAPITAL SHARE
 TRANSACTIONS (NOTE 6)....        (102,565)     28,217,413      (5,819,466)    (18,491,567)
                              ------------    ------------    ------------    ------------
TOTAL INCREASE (DECREASE)
 IN NET ASSETs............     (25,170,547)     43,027,989      (3,413,106)    (12,032,240)
NET ASSETS:
Beginning of period.......     182,550,351     139,522,362     111,396,609     123,428,849
                              ------------    ------------    ------------    ------------
End of period [including
 undistributed
 (distributions in excess
 of) net investment income
 for September 30, 1998
 and March 31, 1998 of
 $207,446, $439,881,
 $(105,139) and
 $(110,607),
 respectively]............    $157,379,804    $182,550,351    $107,983,503    $111,396,609
                              ============    ============    ============    ============

See Notes to Financial Statements

 SUNAMERICA INCOME FUNDS
 FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT SECURITIES FUND
-------------------------------
                                          NET
                                         GAIN
                                        (LOSS)
                                          ON                                     DISTRI-
                                        INVEST-                                  BUTIONS
                                         MENTS      TOTAL    DIVIDENDS          IN EXCESS           NET               NET
                 NET ASSET               (BOTH       FROM    FROM NET            OF NET            ASSET             ASSETS
                  VALUE,      NET      REALIZED    INVEST-    INVEST-  RETURN    INVEST-   TOTAL   VALUE,            END OF
                 BEGINNING INVESTMENT     AND        MENT      MENT      OF       MENT    DISTRI-  END OF   TOTAL    PERIOD
  PERIOD ENDED   OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS  INCOME   CAPITAL   INCOME   BUTIONS  PERIOD RETURN(2) (000'S)
---------------- --------- ---------- ----------- ---------- --------- -------  --------- -------  ------ --------- --------
                                                                       CLASS A
                                                                       -------
10/01/93-
 3/31/94(3).....   $8.68     $0.28      $(0.34)     $(0.06)   $(0.14)  $(0.01)   $(0.08)  $(0.23)  $8.39    (0.68)% $ 76,586
3/31/95.........    8.39      0.61       (0.30)       0.31     (0.47)      --        --    (0.47)   8.23     3.89     73,399
3/31/96.........    8.23      0.62        0.16        0.78     (0.51)      --        --    (0.51)   8.50     9.62    125,504
3/31/97.........    8.50      0.59       (0.26)       0.33     (0.48)      --        --    (0.48)   8.35     3.98    113,171
3/31/98.........    8.35      0.58        0.21        0.79     (0.48)      --        --    (0.48)   8.66     9.62     97,496
9/30/98(7)......    8.66      0.25        0.23        0.48     (0.22)      --        --    (0.22)   8.92     5.61    107,509
                                                                       CLASS B
                                                                       -------
7/01/93-
 3/31/94(5).....   $8.74     $0.43      $(0.40)      $0.03    $(0.24)  $(0.01)   $(0.13)  $(0.38)  $8.39     0.25%  $886,089
3/31/95.........    8.39      0.56       (0.30)       0.26     (0.41)      --        --    (0.41)   8.24     3.25    594,779
3/31/96.........    8.24      0.55        0.17        0.72     (0.45)      --        --    (0.45)   8.51     8.87    428,772
3/31/97.........    8.51      0.54       (0.26)       0.28     (0.43)      --        --    (0.43)   8.36     3.31    289,040
3/31/98.........    8.36      0.52        0.20        0.72     (0.42)      --        --    (0.42)   8.66     8.80    207,950
9/30/98(7)......    8.66      0.23        0.23        0.46     (0.19)      --        --    (0.19)   8.93     5.39    176,580
U.S. GOVERNMENT SECURITIES FUND
-------------------------------
                 RATIO OF       RATIO OF
                 EXPENSES         NET
                    TO         INVESTMENT
                 AVERAGE       INCOME TO
                   NET          AVERAGE       PORTFOLIO
  PERIOD ENDED    ASSETS       NET ASSETS     TURNOVER
---------------- ------------- -------------- ---------
10/01/93-
 3/31/94(3).....   1.35%(4)(6)    6.83%(4)(6)     35%
3/31/95.........   1.46(6)        7.50(6)        105
3/31/96.........   1.44(6)        7.11(6)        142
3/31/97.........   1.54(6)        7.01(6)        148
3/31/98.........   1.63           6.73           229
9/30/98(7)......   1.58(4)        5.77(4)        177
7/01/93-
 3/31/94(5).....   1.95%(4)(6)    6.61%(4)(6)     35%
3/31/95.........   2.15(6)        6.80(6)        105
3/31/96.........   2.13           6.46           142
3/31/97.........   2.18           6.36           148
3/31/98.........   2.26           6.11           229
9/30/98(7)......   2.22(4)        5.14(4)        177

--------------------------------------------------------------------------------

FEDERAL SECURITIES FUND
-----------------------
                                          NET
                                         GAIN
                                        (LOSS)
                                          ON                                         DISTRI-
                                        INVEST-                                      BUTIONS
                                         MENTS      TOTAL    DIVIDENDS DISTRI-      IN EXCESS           NET               NET
                 NET ASSET               (BOTH       FROM    FROM NET  BUTIONS       OF NET            ASSET            ASSETS
                  VALUE,      NET      REALIZED    INVEST-    INVEST-   FROM         INVEST-   TOTAL   VALUE,           END OF
                 BEGINNING INVESTMENT     AND        MENT      MENT    CAPITAL        MENT    DISTRI-  END OF   TOTAL   PERIOD
  PERIOD ENDED   OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS  INCOME    GAINS        INCOME   BUTIONS  PERIOD RETURN(2) (000'S)
---------------- --------- ---------- ----------- ---------- --------- -------  --- --------- -------  ------ --------- -------
                                                                              CLASS A
                                                                              -------
10/11/93-
 3/31/94(3).....  $10.58     $0.22      $(0.34)     $(0.12)   $(0.23)  $(0.01)       $   --   $(0.24)  $10.22   (1.14)% $   592
3/31/95.........   10.22      0.60       (0.20)       0.40     (0.64)      --            --    (0.64)    9.98    4.18     6,259
3/31/96.........    9.98      0.68        0.40        1.08     (0.63)      --            --    (0.63)   10.43   10.94    40,278
3/31/97.........   10.43      0.65       (0.10)       0.55     (0.59)      --            --    (0.59)   10.39    5.40    30,509
3/31/98.........   10.39      0.62        0.63        1.25     (0.59)   (0.02)           --    (0.61)   11.03   12.29    31,628
9/30/98(7)......   11.03      0.29        0.38        0.67     (0.27)      --            --    (0.27)   11.43    6.15    33,657
                                                                              CLASS B
                                                                              -------
3/31/94.........  $10.84     $0.62      $(0.71)     $(0.09)   $(0.49)  $(0.03)       $(0.01)  $(0.53)  $10.22   (0.89)% $81,011
3/31/95.........   10.22      0.63       (0.26)       0.37     (0.58)      --            --    (0.58)   10.01    3.81    65,631
3/31/96.........   10.01      0.56        0.44        1.00     (0.56)      --            --    (0.56)   10.45   10.13    26,165
3/31/97.........   10.45      0.57       (0.08)       0.49     (0.52)      --            --    (0.52)   10.42    4.82    18,929
3/31/98.........   10.42      0.55        0.63        1.18     (0.52)   (0.02)           --    (0.54)   11.06   11.54    18,837
9/30/98(7)......   11.06      0.26        0.37        0.63     (0.23)      --            --    (0.23)   11.46    5.79    21,760
FEDERAL SECURITIES FUND
-----------------------
                 RATIO OF       RATIO OF
                 EXPENSES         NET
                    TO         INVESTMENT
                 AVERAGE       INCOME TO
                   NET          AVERAGE       PORTFOLIO
  PERIOD ENDED    ASSETS       NET ASSETS     TURNOVER
---------------- ------------- -------------- ---------
10/11/93-
 3/31/94(3).....   1.39%(4)(6)    4.68%(4)(6)     68%
3/31/95.........   1.40(6)        6.90(6)        267
3/31/96.........   1.37           6.12           311
3/31/97.........   1.41           6.11           426
3/31/98.........   1.47           5.75           529
9/30/98(7)......   1.45(4)        5.28(4)        225
3/31/94.........   1.98%          5.79%           68%
3/31/95.........   2.03           6.33           267
3/31/96.........   2.01           5.64           311
3/31/97.........   2.07           5.46           426
3/31/98.........   2.13           5.09           529
9/30/98(7)......   2.10(4)        4.62(4)        225

------------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Pursuant to a reorganization of the SunAmerica Mutual Funds, the Fund changed its fiscal year end to March 31
(6) Net of the following expense reimbursements (based on average net assets):

                                            3/31/94 3/31/95 3/31/96 3/31/97
                                            ------- ------- ------- -------
   U.S. Government Securities Fund Class A    .10%    .07%   .04%     .01%
   U.S. Government Securities Fund Class B    .06%    .03%     --        --
   Federal Securities Fund Class A           6.74%   1.26%     --        --

(7) Unaudited

See Notes to Financial Statements

 SUNAMERICA INCOME FUNDS
 FINANCIAL HIGHLIGHTS

DIVERSIFIED INCOME FUND
-----------------------
                                       NET GAIN
                                       (LOSS) ON                                                   RATIO OF
                                      INVESTMENTS                        NET                NET    EXPENSES      RATIO OF NET
                 NET ASSET               (BOTH               DIVIDENDS  ASSET              ASSETS     TO          INVESTMENT
                  VALUE,      NET      REALIZED   TOTAL FROM  FROM NET  VALUE,             END OF  AVERAGE        INCOME TO
                 BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT END OF   TOTAL     PERIOD    NET         AVERAGE NET
  PERIOD ENDED   OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME   PERIOD RETURN(2)  (000'S)   ASSETS          ASSETS
---------------- --------- ---------- ----------- ---------- ---------- ------ ---------  -------- --------      ------------
                                                            CLASS A
                                                            -------
11/01/93-
 3/31/94(3).....   $5.07     $0.13      $(0.23)     $(0.10)    $(0.18)  $4.79    (2.10)%  $ 12,600   1.42%(4)(7)     8.25%(4)(7)
3/31/95.........    4.79      0.43       (0.66)      (0.23)     (0.42)   4.14    (5.10)     14,213   1.59            9.58
3/31/96.........    4.14      0.39        0.16        0.55      (0.40)   4.29    13.78      16,762   1.46            8.96
3/31/97.........    4.29      0.37        0.10        0.47      (0.37)   4.39    11.43      22,601   1.42            8.68
3/31/98.........    4.39      0.40        0.27        0.67      (0.38)   4.68    15.84      25,517   1.45            8.83
9/30/98(8)......    4.68      0.21       (0.85)      (0.64)     (0.21)   3.83   (14.22)     23,774   1.44 (4)        9.38 (4)
                                                            CLASS B
                                                            -------
11/01/93-
 3/31/94(3).....   $5.07     $0.15      $(0.27)     $(0.12)    $(0.16)  $4.79    (2.52)%  $174,072   2.11%(4)        7.48%(4)
3/31/95.........    4.79      0.40       (0.65)      (0.25)     (0.39)   4.15    (5.46)    132,378   2.12            8.98
3/31/96.........    4.15      0.36        0.17        0.53      (0.38)   4.30    13.09     110,949   2.06            8.42
3/31/97.........    4.30      0.35        0.10        0.45      (0.35)   4.40    10.73      78,081   2.04            8.05
3/31/98.........    4.40      0.38        0.26        0.64      (0.35)   4.69    15.11      63,397   2.06            8.14
9/30/98(8)......    4.69      0.20       (0.86)      (0.66)     (0.19)   3.84   (14.46)     47,937   2.09 (4)        8.89 (4)
DIVERSIFIED INCOME FUND
-----------------------
                 PORTFOLIO
  PERIOD ENDED   TURNOVER
---------------- ---------
11/01/93-
 3/31/94(3).....     48%
3/31/95.........    160
3/31/96.........    166
3/31/97.........    131
3/31/98.........    157
9/30/98(8)......     37
11/01/93-
 3/31/94(3).....     48%
3/31/95.........    160
3/31/96.........    166
3/31/97.........    131
3/31/98.........    157
9/30/98(8)......     37

--------------------------------------------------------------------------------

HIGH INCOME FUND
----------------
                                       NET GAIN
                                       (LOSS) ON                                                   RATIO OF
                                      INVESTMENTS                        NET                NET    EXPENSES      RATIO OF NET
                 NET ASSET               (BOTH               DIVIDENDS  ASSET              ASSETS     TO          INVESTMENT
                  VALUE,      NET      REALIZED   TOTAL FROM  FROM NET  VALUE,             END OF  AVERAGE        INCOME TO
                 BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT END OF   TOTAL     PERIOD    NET         AVERAGE NET
  PERIOD ENDED   OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME   PERIOD RETURN(2)  (000'S)   ASSETS          ASSETS
---------------- --------- ---------- ----------- ---------- ---------- ------ ---------  -------- --------      ------------
                                                            CLASS A
                                                            -------
3/31/94(5)......   $8.12     $0.87      $(0.14)      $0.73     $(0.82)  $8.03     9.14%   $ 33,724   1.72%          10.34%
3/31/95.........    8.03      0.78       (1.03)      (0.25)     (0.83)   6.95    (2.91)     40,585   1.61           10.82
3/31/96.........    6.95      0.67        0.02        0.69      (0.69)   6.95    10.43      35,963   1.53            9.36
3/31/97.........    6.95      0.65        0.12        0.77      (0.66)   7.06    11.46      41,139   1.50            9.10
3/31/98.........    7.06      0.68        0.68        1.36      (0.64)   7.78    20.07      56,442   1.52            9.13
9/30/98(8)......    7.78      0.35       (1.06)      (0.71)     (0.36)   6.71    (9.52)     56,666   1.53 (4)        9.37 (4)
                                                            CLASS B
                                                            -------
10/01/93-
 3/31/94(6).....   $8.18     $0.38      $(0.17)     $ 0.21     $(0.35)  $8.04     2.46%   $131,713   2.15%(4)(7)     9.07%(4)(7)
3/31/95.........    8.04      0.73       (1.02)      (0.29)     (0.79)   6.96    (3.42)    153,034   2.16 (7)       10.26 (7)
3/31/96.........    6.96      0.62        0.03        0.65      (0.65)   6.96     9.83      91,800   2.06 (7)        8.85 (7)
3/31/97.........    6.96      0.61        0.12        0.73      (0.62)   7.07    10.78      98,383   2.11 (7)        8.49 (7)
3/31/98.........    7.07      0.63        0.69        1.32      (0.60)   7.79    19.31     124,962   2.13            8.51
9/30/98(8)......    7.79      0.33       (1.06)      (0.73)     (0.34)   6.72    (9.77)     95,808   2.14 (4)        8.73 (4)
                                                            CLASS C
                                                            -------
2/02/98-
 3/31/98(6).....   $7.70     $0.10      $ 0.07      $ 0.17     $(0.08)  $7.79     2.18%   $  1,146   2.10%(4)(7)     9.78%(4)(7)
9/30/98(8)......    7.79      0.32       (1.04)      (0.72)     (0.34)   6.73    (9.63)      4,905   2.10 (4)(7)     8.89 (4)(7)
HIGH INCOME FUND
----------------
                 PORTFOLIO
  PERIOD ENDED   TURNOVER
---------------- ---------
3/31/94(5)......    290%
3/31/95.........    196
3/31/96.........    183
3/31/97.........    164
3/31/98.........    236
9/30/98(8)......     71
10/01/93-
 3/31/94(6).....    290%
3/31/95.........    196
3/31/96.........    183
3/31/97.........    164
3/31/98.........    236
9/30/98(8)......     71
2/02/98-
 3/31/98(6).....    236%
9/30/98(8)......     71

(1)Calculated based upon average shares outstanding
(2)Total return is not annualized and does not reflect sales load
(3)Pursuant to a reorganization of the SunAmerica Mutual Funds, the Fund changed its fiscal year end to March 31
(4)Annualized
(5)Restated to reflect 1.174107276-for-1 stock split effective October 1, 1993
(6)Commencement of sale of respective class of shares
(7)Net of the following expense reimbursements (based on average net assets):

                                    3/31/94 3/31/95 3/31/96 3/31/97 3/31/98 9/30/98
                                    ------- ------- ------- ------- ------- -------
   Diversified Income Fund Class A    .62%     --      --      --      --      --
   High Income Fund
    Class B                           .08%    .08%    .08%    .01%     --      --
   High Income Fund
    Class C                            --      --      --      --    5.37%   0.98%

(8)Unaudited

See Notes to Financial Statements

 SUNAMERICA INCOME FUNDS
 FINANCIAL HIGHLIGHTS

TAX EXEMPT INSURED FUND
-----------------------
                                       NET GAIN
                                       (LOSS) ON                                                  RATIO OF       RATIO OF
                                      INVESTMENTS                        NET               NET    EXPENSES         NET
                 NET ASSET               (BOTH               DIVIDENDS  ASSET             ASSETS     TO         INVESTMENT
                  VALUE,      NET      REALIZED   TOTAL FROM  FROM NET  VALUE,            END OF  AVERAGE       INCOME TO
                 BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT END OF   TOTAL    PERIOD    NET          AVERAGE
  PERIOD ENDED   OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME   PERIOD RETURN(2) (000'S)   ASSETS       NET ASSETS
---------------- --------- ---------- ----------- ---------- ---------- ------ --------- -------- --------      ----------
                                                            CLASS A
                                                            -------
11/01/93-
 3/31/94(3).....  $12.79     $0.26      $(0.84)     $(0.58)    $(0.26)  $11.95   (4.61)% $165,216   1.28%(4)(5)    4.99%(4)(5)
3/31/95.........   11.95      0.63        0.17        0.80      (0.62)   12.13    6.97    137,955   1.20  (5)      5.32  (5)
3/31/96.........   12.13      0.59        0.29        0.88      (0.59)   12.42    7.37    121,957   1.22           4.72
3/31/97.........   12.42      0.59       (0.07)       0.52      (0.59)   12.35    4.24     98,376   1.24           4.77
3/31/98.........   12.35      0.58        0.67        1.25      (0.57)   13.03   10.28     88,519   1.24           4.52
9/30/98(6)......   13.03      0.28        0.30        0.58      (0.28)   13.33    4.49     85,511   1.26  (4)      4.26  (4)
                                                            CLASS B
                                                            -------
11/01/93-
 3/31/94(3).....  $12.79     $0.22      $(0.83)     $(0.61)    $(0.23)  $11.95   (4.84)%  $20,765   2.12%(4)       4.17%(4)
3/31/95.........   11.95      0.54        0.19        0.73      (0.54)   12.14    6.29     25,985   1.92           4.60
3/31/96.........   12.14      0.50        0.29        0.79      (0.51)   12.42    6.58     29,315   1.90           4.03
3/31/97.........   12.42      0.52       (0.08)       0.44      (0.51)   12.35    3.57     25,053   1.88           4.13
3/31/98.........   12.35      0.49        0.68        1.17      (0.48)   13.04    9.65     22,878   1.90           3.86
9/30/98(6)......   13.04      0.24        0.30        0.54      (0.24)   13.34    4.15     22,473   1.92  (4)      3.59  (4)
TAX EXEMPT INSURED FUND
-----------------------
                 PORTFOLIO
  PERIOD ENDED   TURNOVER
---------------- ---------
11/01/93-
 3/31/94(3).....     52%
3/31/95.........    162
3/31/96.........     46
3/31/97.........     51
3/31/98.........     48
9/30/98(6)......     14
11/01/93-
 3/31/94(3).....     52%
3/31/95.........    162
3/31/96.........     46
3/31/97.........     51
3/31/98.........     48
9/30/98(6)......     14

------------
(1)Calculated based upon average shares outstanding
(2)Total return is not annualized and does not reflect sales load
(3)Pursuant to a reorganization of the SunAmerica Mutual Funds, the Fund changed its fiscal year end to March 31
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets):

                                    3/31/94 3/31/95
                                    ------- -------
   Tax Exempt Insured Fund Class A   .11%    .04%

(6)Unaudited



See Notes to Financial Statements

 SUNAMERICA U.S. GOVERNMENT SECURITIES FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1998 (unaudited)

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)

--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.--18.7%
 7.50% due 4/01/24 - 6/01/25.......................     $ 6,428     $  6,624,911
 8.50% due 6/01/01.................................           2            1,812
 9.00% due 1/01/02 - 10/01/16......................         334          354,608
 9.25% due 9/01/08 - 3/01/17.......................         299          318,025
 9.50% due 9/01/16 - 9/01/21.......................       3,366        3,625,102
 10.00% due 10/01/02 - 8/01/21.....................      12,859       13,996,459
 10.50% due 6/01/00 - 1/01/21......................         495          546,518
 10.75% due 9/01/00 - 1/01/15......................         166          185,714
 11.00% due 9/01/00 - 6/01/17......................       1,343        1,517,947
 11.25% due 11/01/13...............................          57           64,171
 11.50% due 11/01/01 - 7/01/19.....................         593          672,931
 11.75% due 8/01/11 - 10/01/14.....................         102          116,595
 12.00% due 7/01/99 - 1/01/15......................          83           92,594
 12.13% due 9/01/11................................         505          565,777
 12.25% due 10/01/99 - 7/01/15.....................         412          476,435
 12.50% due 8/01/99 - 4/01/19......................      13,568       15,804,982
 12.75% due 9/01/04 - 6/01/15......................         545          636,559
 13.00% due 5/01/00 - 5/01/15......................         795          924,307
 13.25% due 11/01/10 - 5/01/15.....................         788          935,226
 13.50% due 11/01/10 - 2/01/19.....................       4,199        5,024,415
 13.75% due 7/01/11 - 8/01/14......................          78           92,021
 14.00% due 6/01/11 - 4/01/16......................         422          508,105
 14.50% due 12/01/10 - 5/01/13.....................          85          102,255
                                                                    ------------
TOTAL FEDERAL HOME LOAN MORTGAGE CORP.
 (cost $52,460,602)................................                   53,187,469
                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--25.3%
 5.75% due 4/15/03 - 2/15/08.......................      15,250       15,985,543
 6.50% due 8/01/99 - 7/01/13.......................      12,826       12,982,509
 7.00% due TBA.....................................       6,000        6,159,360
 7.50% due 5/01/13.................................       5,807        5,978,882
 7.50% due TBA.....................................      11,200       11,553,472
 8.00% due 12/01/22 - 1/01/23......................       9,520        9,883,115
 9.00% due 6/01/01 - 4/01/07.......................       1,328        1,396,483
 9.25% due 12/01/10 - 1/01/17......................         220          233,312
 10.25% due 6/01/14 - 7/01/16......................          87           95,612
 10.50% due 3/01/15................................         260          286,073
 11.00% due 3/01/09 - 8/01/20......................         862          959,377
 11.50% due 5/01/00 - 3/01/14......................         295          328,705
 11.75% due 11/01/15...............................          22           24,512
 12.00% due 4/01/13 - 12/01/15.....................       1,803        2,061,980
 12.25% due 9/01/99 - 6/01/15......................         838          966,783
 12.50% due 3/01/13 - 5/01/15......................         556          638,551
 12.75% due 9/01/12 - 9/01/15......................         333          389,933
 13.25% due 10/01/13 - 2/01/15.....................         135          159,104
 13.50% due 10/01/10 - 2/01/17.....................         856        1,025,628
 13.75% due 11/01/11 - 10/01/14....................          95          112,949
 14.00% due 10/01/14...............................         249          300,983
 14.50% due 7/01/11................................         119          143,418
 14.75% due 7/01/12................................          82          102,577
 15.00% due 10/01/12 - 2/01/13.....................          79           95,223
 15.50% due 10/01/12...............................          43           51,783
                                                                    ------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
 (cost $70,664,985)................................                   71,915,867
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--24.2%
 6.50% due TBA.....................................     $ 5,000     $  5,110,975
 7.00% due 7/15/23 - 9/15/25.......................      11,475       11,885,158
 7.50% due 1/15/17 - 9/15/23.......................      18,896       19,634,300
 7.50% due TBA.....................................      18,400       19,072,704
 8.50% due 7/15/08 - 11/15/20......................         501          532,733
 9.00% due 5/15/01 - 12/15/20......................       5,738        6,136,743
 9.50% due 3/15/99 - 7/15/20.......................       1,267        1,362,118
 10.00% due 9/15/00 - 5/15/19......................       1,038        1,111,647
 10.25% due 7/15/15................................          48           53,372
 10.50% due 12/15/98 - 11/15/03....................         664          717,046
 11.00% due 7/15/00 - 1/15/11......................         407          443,676
 11.50% due 1/15/99 - 1/15/21......................         433          485,439
 11.75% due 7/15/13 - 11/15/15.....................         419          474,561
 12.00% due 10/15/98 - 4/15/14.....................         351          399,205
 12.50% due 5/15/10 - 7/15/10......................         118          136,398
 13.25% due 7/15/14 - 9/15/14......................          91          104,665
 13.50% due 6/15/10 - 4/15/11......................          36           41,720
 14.00% due 5/15/11................................          42           50,339
 15.00% due 6/15/11 - 2/15/13......................         558          675,019
 16.00% due 12/15/11 - 7/15/12.....................         215          258,179
                                                                    ------------
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
 (cost $68,171,651)................................                   68,685,997
                                                                    ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION II--0.6%
 10.00% due 9/20/16 - 4/20/19......................          13           13,844
 11.50% due 11/20/13 - 7/20/20.....................         765          852,341
 11.75% due 5/20/15 - 2/20/16......................         148          166,905
 12.00% due 10/20/13 - 5/20/15.....................         457          511,533
 12.25% due 10/20/15...............................          18           20,374
 12.50% due 12/20/13...............................          24           26,863
 12.75% due 11/20/13 - 7/20/15.....................         127          145,016
 13.25% due 12/20/14 - 5/20/15.....................          37           41,914
 13.50% due 10/20/14...............................          12           14,602
                                                                    ------------
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION II
 (cost $1,786,318).................................                    1,793,392
                                                                    ------------
U.S. GOVERNMENT AGENCIES--5.9%
Private Export Funding Corp.
 5.87% due 7/31/08.................................      10,000       10,620,300
Small Business Administration
 6.30% due 6/01/18.................................       6,000        6,210,000
                                                                    ------------
TOTAL U.S. GOVERNMENT  AGENCIES
 (cost $16,000,000)................................                   16,830,300
                                                                    ------------
U.S. TREASURY BONDS--16.6%
 5.50% due 8/15/28(1)..............................      31,565       34,119,875
 5.63% due 5/15/08.................................      12,000       13,125,000
                                                                    ------------
TOTAL U.S. TREASURY BONDS
 (cost $45,105,707)................................                   47,244,875
                                                                    ------------
TOTAL INVESTMENT SECURITIES--91.4%
 (cost $254,189,263)...............................                  259,657,900
                                                                    ------------

 SUNAMERICA U.S. GOVERNMENT SECURITIES FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1998 (unaudited) -- (continued)

                                                      PRINCIPAL
                                                        AMOUNT        VALUE
               SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)

--------------------------------------------------------------
REPURCHASE AGREEMENTS--23.9%
 PaineWebber, Inc.
  Joint Repurchase Agreement Account (Note 2)(4) .     $17,522     $ 17,522,000
 State Street Bank & Trust Co.
  Joint Repurchase Agreement Account (Note 2).....      50,000       50,000,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (COST $67,522,000)(2)...........................                   67,522,000
                                                                   ------------
TOTAL INVESTMENTS--
 (cost $321,711,263*).............................       115.2%     327,179,900
Liabilities in excess of other assets(3)..........       (15.2)     (43,091,039)
                                                       -------     ------------
NET ASSETS--                                             100.0%    $284,088,861
                                                       =======     ============

--------
* See Note 5
TBA--Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
(1) The security or a portion thereof is out on loan; see Note 2.
(2) Includes cash received as collateral for securities out on loan in the amount of $32,850,000.
(3) Includes a liability for fully collateralized securities on loan.
(4) The security or a portion thereof represents collateral for the following open futures contracts:

                                                  VALUE AS OF             UNREALIZED
   NUMBER OF       DESCRIPTION AND               SEPTEMBER 30,           APPRECIATION/
   CONTRACTS       EXPIRATION DATE                   1998                DEPRECIATION
   ---------      ------------------             -------------           -------------
    47 Long        U.S. Long Bond--               $ 6,179,090              $ 117,025
                   December 1998
   90 Short        U.S. Treasury                   10,929,600               (194,971)
                   10 Year Note--                                          ---------
                   December 98
   Total Unrealized Depreciation                                           $ (77,946)
                                                                           =========

See Notes to Financial Statements

 SUNAMERICA FEDERAL SECURITIES FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1998 (unaudited)

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                SECURITY DESCRIPTION                  (IN THOUSANDS)  (NOTE 2)

--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.--5.6%
 7.50% due 2/01/23 - 6/01/25........................     $ 1,227     $ 1,264,130
 10.00% due 1/01/17.................................       1,653       1,794,618
 12.50% due 9/30/13(1)..............................          14          13,531
 13.50% due 2/01/14.................................           4           5,111
                                                                     -----------
TOTAL FEDERAL HOME LOAN MORTGAGE
  CORP.
 (cost $3,047,426)..................................                   3,077,390
                                                                     -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--17.6%
 5.75% due 4/15/03 - 2/15/08........................       7,345       7,691,416
 7.00% due TBA......................................       2,000       2,053,120
 15.50% due 10/01/12................................           6           7,915
                                                                     -----------
TOTAL FEDERAL NATIONAL MORTGAGE
  ASSOCIATION
 (cost $9,399,337)..................................                   9,752,451
                                                                     -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--36.5%
 7.00% due 3/15/23 - 9/15/25........................       5,325       5,498,971
 7.50% due TBA......................................       3,700       3,835,272
 8.50% due 3/15/17 - 9/15/24........................       6,919       7,318,063
 9.00% due 6/15/16 - 5/15/17........................       2,720       2,920,609
 11.25% due 8/15/15.................................          25          27,531
 12.00% due 5/15/15.................................          27          30,785
 12.25% due 9/15/13 - 7/15/15.......................         358         405,181
 12.50% due 11/15/10 - 6/15/15......................          81          92,756
 13.25% due 10/15/13................................          20          22,495
 13.50% due 5/15/11 - 10/15/14......................          49          57,821
                                                                     -----------
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
 (cost $19,422,123).................................                  20,209,484
                                                                     -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION II--7.7%
 6.50% due TBA......................................       3,500       3,577,630
 10.00% due 10/20/13 - 3/20/17......................         263         283,482
 12.00% due 3/20/15 - 1/20/16.......................         136         153,414
 12.25% due 12/20/14 - 10/20/15.....................         195         219,474
 13.75% due 9/20/14.................................           8           9,070
                                                                     -----------
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION II
 (cost $4,162,592)..................................                   4,243,070
                                                                     -----------
U.S. GOVERNMENT AGENCIES--3.7%
 Small Business Administration
 6.30% due 6/01/18
 (cost $2,000,000)..................................       2,000       2,070,000
                                                                     -----------


                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)  (NOTE 2)

U.S. TREASURY BONDS--10.1%
 5.50% due 8/15/28(2)..............................     $ 4,660     $ 5,037,181
 7.50% due 11/15/16................................         460         585,566
                                                                    -----------
TOTAL U.S. TREASURY BONDS
 (cost $5,387,381).................................                   5,622,747
                                                                    -----------
U.S. TREASURY NOTES--3.9%
 5.63% due 5/15/08
 (cost $2,027,188).................................       2,000       2,187,500
                                                                    -----------
TOTAL INVESTMENT SECURITIES--85.1%
 (cost $45,446,047)................................                  47,162,642
                                                                    -----------
REPURCHASE AGREEMENTS--31.7%
 PaineWebber, Inc.
  Joint Repurchase Agreement Account (Note 2)(5)...       7,542       7,542,000
 State Street Bank & Trust Co.
  Joint Repurchase Agreement Account (Note 2)......      10,000      10,000,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS
 (cost $17,542,000)(3).............................                  17,542,000
                                                                    -----------
TOTAL INVESTMENTS--
 (cost $62,988,047*)...............................       116.8%     64,704,642
Liabilities in excess of other assets(4)...........       (16.8)     (9,288,153)
                                                        -------     -----------
NET ASSETS--                                              100.0%    $55,416,489
                                                        =======     ===========

-------
* See Note 5
TBA--Security purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement date.
(1) Fair valued security; see Note 2.
(2) The security or a portion thereof is out on loan; see Note 2.
(3) Includes cash received as collateral for securities out on loan in the amount of $4,380,000.
(4) Includes a liability for fully collateralized securities on loan.
(5) The security or a portion thereof represents collateral for the following open futures contract:

                                                   VALUE AS OF               UNREALIZED
   NUMBER OF        DESCRIPTION AND               SEPTEMBER 30,             APPRECIATION/
   CONTRACTS        EXPIRATION DATE                    1998                 DEPRECIATION
   ---------       ----------------               -------------             -------------
    5 Long         U.S. Long Bond--                $  657,350                 $ 12,449
                   December 1998
   10 Short        U.S. Treasury                    1,214,400                  (21,663)
                   10 Year Note--                                             --------
                   December 1998
   Total Unrealized Depreciation                                              $ (9,214)
                                                                              ========

See Notes to Financial Statements

 SUNAMERICA DIVERSIFIED INCOME FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1998 (unaudited)

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)

--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--32.9%
BROADCASTING--2.7%
 Big City Radio, Inc.
 Sr. Disc. Notes
 zero coupon due 3/15/05(1)........................     $    750    $    533,438
 Spanish Broadcasting Systems, Inc.
 Sr. Notes
 12.50% due 6/15/02................................        1,250       1,385,937
                                                                    ------------
                                                                       1,919,375
                                                                    ------------
CABLE--2.9%
 Adelphia Communications Corp.
 Sr. Notes
 8.13% due 7/15/03.................................          750         753,750
 UIH Australia Pacific, Inc.
 Sr. Disc. Notes, Series B
 zero coupon due 5/15/06(1)........................        1,000         420,000
 United International Holdings, Inc.
 Sr. Secured Disc. Notes
 zero coupon due 2/15/08(1)(2).....................        2,000         940,000
                                                                    ------------
                                                                       2,113,750
                                                                    ------------
CELLULAR--3.4%
 Celcaribe SA
 Sr. Notes
 13.50% due 3/15/04................................          750         777,187
 International Wireless
  Communications
 Sr. Secured Disc. Notes
 zero coupon due 8/15/01...........................        1,750         175,000
 McCaw International Ltd.
 Sr. Disc. Notes
 zero coupon due 4/15/07(1)........................        1,000         500,000
 Omnipoint Communications, Inc.
 Sr. Notes
 8.94% due 2/17/06(2)(3)...........................          993         968,338
                                                                    ------------
                                                                       2,420,525
                                                                    ------------
CHEMICALS--0.9%
 Sterling Chemicals, Inc.
 Sr. Subordinated Notes
 11.75% due 8/15/06................................          750         645,000
                                                                    ------------
ENERGY--0.4%
 Southwest Royalties, Inc.
 Sr. Notes, Series B
 10.50% due 10/15/04...............................          500         273,750
                                                                    ------------
GAMING--1.4%
 Station Casinos, Inc.
 Sr. Subordinated Notes
 9.63% due 6/01/03.................................        1,000         980,000
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)

HEALTH SERVICES--0.6%
 Fresenius Medical Care Capital Trust
 Sr. Notes
 7.88% due 2/01/08.................................     $    500    $    460,000
                                                                    ------------
MANUFACTURING--5.7%
 Lifestyle Furnishings
 International Ltd.
 Sr. Subordinated Notes
 10.88% due 8/01/06................................        1,000       1,080,000
 Outboard Marine Corp.
 Sr. Notes
 10.75% due 6/01/08(2).............................        1,000         966,250
 Trident Automotive PLC
 Sr. Subordinated Notes
 10.00% due 12/15/05...............................        1,000       1,052,500
 Wavetek Corp.
 Sr. Subordinated Notes
 10.13% due 6/15/07................................        1,000       1,008,750
                                                                    ------------
                                                                       4,107,500
                                                                    ------------
MEDIA--1.3%
 Diva Systems Corp.
 Sr. Disc. Notes
 zero coupon due 3/01/08(1)(2)(4)..................        1,250         425,000
 Park N' View, Inc.
 Sr. Notes
 13.00% due 5/15/08(2)(4)..........................          625         540,625
                                                                    ------------
                                                                         965,625
                                                                    ------------
METALS & MINING--3.4%
 Acme Metals, Inc.
 Sr. Notes
 12.50% due 8/01/02................................        1,000         970,000
 Renco Metals, Inc.
 Sr. Notes
 11.50% due 7/01/03................................        1,500       1,500,000
                                                                    ------------
                                                                       2,470,000
                                                                    ------------
PAPER PRODUCTS--1.0%
 Florida Coast Paper Co. LLC
 First Mortgage Notes, Series B
 12.75% due 6/01/03................................          750         708,750
                                                                    ------------
RETAIL--0.6%
 Electronic Retailing Systems International
 Sr. Disc. Notes
 zero coupon due 2/01/04(1)........................        1,000         393,750
                                                                    ------------

 SUNAMERICA DIVERSIFIED INCOME FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1998 (unaudited) -- (continued)

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                SECURITY DESCRIPTION                  (IN THOUSANDS)  (NOTE 2)

--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
TELECOMMUNICATIONS--8.6%
 DTI Holdings, Inc.
 Sr. Disc. Notes
 zero coupon due 3/01/08(1)..                            $  1,000    $   391,250
 Globix Corp.
 Sr. Notes
 13.00% due 5/01/05.................................          750        636,255
 ICG Holdings, Inc.
 Sr. Disc. Notes
 zero coupon due 3/15/07(1).........................        1,250        762,500
 Impsat Corp.
 Sr. Notes
 12.38% due 6/15/08.................................        1,000        791,250
 Intermedia Communications, Inc.
 Sr. Notes
 8.60% due 6/01/08..................................          500        495,000
 Orbcomm Global LP
 Sr. Notes
 14.00% due 8/15/04.................................        1,000        918,750
 Orion Network Systems, Inc.
 Sr. Disc. Notes
 zero coupon due 1/15/07(1).........................        1,000        678,750
 Splitrock Services, Inc.
 Sr. Notes
 11.75% due 7/15/08(4)..............................          625        565,625
 Transtel Pass Through Trust
 Sr. Notes
 12.50% due 11/01/07(2).............................        1,000        597,500
 USN Communications, Inc.
 Sr. Disc. Notes, Series B
 zero coupon due 8/15/04(1).........................          500        325,000
                                                                     -----------
                                                                       6,161,880
                                                                     -----------
TOTAL CORPORATE BONDS & NOTES
 (cost $28,578,037).................................                  23,619,905
                                                                     -----------
FOREIGN BONDS & NOTES--51.1%
BROADCASTING--2.9%
 Central European Media
  Enterprises Ltd.
 Sr. Notes
 9.38% due 8/15/04..................................        1,000        822,410
 RBS Participacoes SA
 Guaranteed Notes
 11.00% due 4/01/07(2)..............................        1,000        542,230
 Tv Azteca SA de CV
 Guaranteed Sr. Notes, Series B
 10.50% due 2/15/07.................................        1,000        737,500
                                                                     -----------
                                                                       2,102,140
                                                                     -----------

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)

CABLE--5.0%
 Australis Holdings Property Ltd.
 Sr. Disc. Notes
 zero coupon due 11/01/02(1)(5)....................     $    500    $     58,750
 Comcast UK Cable Partners Ltd.
 Sr. Disc. Notes
 zero coupon due 11/15/07(1)(4)....................        1,000         810,000
 Diamond Holdings PLC
 Sr. Notes
 9.13% due 2/01/08.................................        1,000         977,500
 Imasac SA
 Guaranteed Sr. Notes
 11.00% due 5/02/05(2).............................        1,000         656,200
 Multicanal Participacoes SA
 Guaranteed Sr. Notes
 12.63% due 6/18/04................................        1,000         730,790
 Tevecap SA
 Sr. Notes, Series B
 12.63% due 11/26/04...............................        1,000         370,000
                                                                    ------------
                                                                       3,603,240
                                                                    ------------
CELLULAR--2.2%
 Occidente Y Caribe Celular SA
 Sr. Disc. Notes, Series B
 zero coupon due 3/15/04(1)........................        2,000       1,535,000
                                                                    ------------
FINANCE--1.5%
 Cei Citicorp Holdings SA
 Sr. Notes, Series B
 9.75% due 2/14/07.................................        1,500       1,079,070
                                                                    ------------
FOOD RETAIL--2.1%
 Bepensa SA
 Sr. Notes
 9.75% due 9/30/04(2)..............................        2,000       1,490,000
                                                                    ------------
FOOD, BEVERAGE & TOBACCO--1.2%
 DGS International Finance Co. BV
 Guaranteed Notes
 10.00% due 6/01/07(2).............................        1,500         881,250
                                                                    ------------
GOVERNMENT AGENCY--10.1%
 Federal Republic of Brazil
 Capitalization Bonds
 5.00% due 4/16/00(3)(6)...........................        2,320       1,456,064
 Republic of Argentina
 Bonds
 11.38% due 1/30/17................................        2,500       2,318,750
 Republic of Brazil
 Bonds
 10.13% due 5/15/27................................        2,562       1,582,035
 United Mexican States
 Sr. Notes
 11.38% due 9/15/16................................        2,000       1,890,000
                                                                    ------------
                                                                       7,246,849
                                                                    ------------

 SUNAMERICA DIVERSIFIED INCOME FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1998 (unaudited) -- (continued)

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)

--------------------------------------------------------------------------------
FOREIGN BONDS & NOTES (CONTINUED)
METALS & MINING--1.3%
 Great Central Mines Ltd.
 Sr. Notes
 8.88% due 4/01/08.................................     $  1,000    $    930,000
                                                                    ------------
OIL & GAS--7.8%
 Bridas Corp.
 Sr. Notes
 12.50% due 11/15/99...............................        2,000       1,936,660
 Freeport Term Malta Plc
 Guaranteed Notes
 7.25% due 5/15/28(2)..............................        2,000       2,103,580
 Statia Terminals International NV
 Mortgage Notes, Series B
 11.75% due 11/15/03...............................        1,500       1,556,250
                                                                    ------------
                                                                       5,596,490
                                                                    ------------
PACKAGING -- 0.9%
 Viacap SA
 Guaranteed Sr. Notes
 11.38% due 5/15/07(2).............................        1,000         665,000
                                                                    ------------
PAGING--0.8%
 Paging Network Do Brasil SA
 Sr. Notes
 13.50% due 6/06/05................................        1,000         556,610
                                                                    ------------
SHIPPING--2.3%
 Golden Ocean Group Ltd.
 Sr. Notes
 10.00% due 8/31/01................................          750         375,000
 Panoceanic Bulk Carriers Ltd.
 First Preferred Ship Mortgage Notes, Series B
 12.00% due 12/15/07...............................        1,000         777,500
 Pegasus Shipping Ltd.
 Sr. Mortgage Notes
 11.88% due 11/15/04...............................          500         480,000
                                                                    ------------
                                                                       1,632,500
                                                                    ------------
TELECOMMUNICATIONS--9.2%
 Call-Net Enterprises, Inc.
 Sr. Notes
 8.00% due 8/15/08.................................          250         238,125
 Globo Communicacoes E Participacoes SA
 Guaranteed Notes
 10.63% due 12/05/08...............................        1,000         517,360
 Hermes Europe Railtel
 Sr. Notes
 11.50% due 8/15/07................................        1,000       1,047,500
 Ionica PLC
 Sr. Disc. Notes
 zero coupon due 5/01/07(1)(4).....................        1,000          48,750

                                                        PRINCIPAL
                                                         AMOUNT
                                                     (IN THOUSANDS)/    VALUE
                SECURITY DESCRIPTION                     SHARES        (NOTE 2)

TELECOMMUNICATIONS (CONTINUED)
 Ionica PLC
 Sr. Disc. Notes
 13.50% due 8/15/06................................     $    300     $     90,000
 RSL Communications Ltd.
 Sr. Notes
 12.25% due 11/15/06...............................        1,250        1,293,750
 Telecom Argentina
 Notes
 12.00% due 11/15/02...............................        3,000        3,371,250
                                                                     ------------
                                                                        6,606,735
                                                                     ------------
TELEPHONE--1.0%
 Comtel Brasileira
 Bonds
 10.75% due 9/26/04................................        1,000          672,500
                                                                     ------------
UTILITIES--2.8%
 Companhia Paranaense
 Unsubordinated Notes
 9.75% due 5/02/05(2)..............................        1,000          659,580
 Monterrey Power SA
 Sr. Secured Notes
 9.63% due 11/15/09................................        2,000        1,355,000
                                                                     ------------
                                                                        2,014,580
                                                                     ------------
TOTAL FOREIGN BONDS & NOTES
 (cost $44,674,500)................................                    36,611,964
                                                                     ------------
U.S. GOVERNMENT & AGENCIES--6.6%
U.S. TREASURY BONDS--3.5%
 6.13% due 11/15/27................................          500          576,405
 11.13% due 8/15/03................................        1,500        1,935,705
                                                                     ------------
                                                                        2,512,110
                                                                     ------------
U.S. TREASURY NOTES--3.1%
 6.13% due 8/15/07.................................        2,000        2,238,740
                                                                     ------------
TOTAL U.S. GOVERNMENT & AGENCIES
 (cost $4,765,391).................................                     4,750,850
                                                                     ------------
PREFERRED STOCK--0.1%
TELECOMMUNICATIONS--0.1%
 IXC Communications, Inc.
  6.75%
  cost ($151,375)..................................        3,000          103,875
                                                                     ------------
COMMON STOCK--0.2%
CELLULAR--0.2%
 Microcell Telecommunications+.....................       17,900          111,875
                                                                     ------------
PAGING--0.0%
 Paging Do Brazil Holdings Co. LLC, Class B+(5)....        1,000               10
                                                                     ------------
TOTAL COMMON STOCK
 (cost $120,048)...................................                       111,885
                                                                     ------------

 SUNAMERICA DIVERSIFIED INCOME FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1998 (unaudited) -- (continued)

                                                        WARRANTS/
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                SECURITY DESCRIPTION                  (IN THOUSANDS)   (NOTE 2)

---------------------------------------------------------------------------------
WARRANTS--0.2%
CABLE--0.1%
 Australis Holdings Property Ltd.(2)(5).............          500    $          0
 UIH Australia Pacific, Inc.(5).....................        1,000           5,000
 United International Holdings, Inc.................        3,000          30,000
                                                                     ------------
                                                                           35,000
                                                                     ------------
CELLULAR--0.1%
 International Wireless Communications(2)(5)........        1,750               0
 Occidente Y Caribe Celular SA(2)(5)................        8,000          64,000
                                                                     ------------
                                                                           64,000
                                                                     ------------
MEDIA--0.0%
 Knology Holdings, Inc.(2)..........................        1,500           3,000
                                                                     ------------
RETAIL--0.0%
 Electronic Retailing Systems International.........        1,000          10,000
                                                                     ------------
SHIPPING--0.0%
 Golden Ocean Group Ltd.............................        1,000           4,000
                                                                     ------------
TELECOMMUNICATIONS--0.0%
 Bell Technology Group Ltd. ........................          750               7
 DTI Holdings, Inc.(5)..............................        5,000              50
                                                                     ------------
                                                                               57
                                                                     ------------
TOTAL WARRANTS
 (cost $13,409).....................................                      116,057
                                                                     ------------
TOTAL INVESTMENT SECURITIES--91.1%
 (cost $78,302,760).................................                   65,314,536
                                                                     ------------
SHORT-TERM SECURITIES--1.4%
PAPER PRODUCTS--1.4%
 Stone Container Corp.
  Sr. Disc. Notes
  11.88% due 12/01/98
  (cost $1,051,250).................................        1,000         995,000
                                                                     ------------

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)

REPURCHASE AGREEMENT--5.3%
 PaineWebber, Inc.
  Joint Repurchase Agreement Account (Note 2)
  (cost $3,799,000)................................     $  3,799    $  3,799,000
                                                                    ------------
TOTAL INVESTMENTS--
 (cost $83,153,010*)...............................         97.8%     70,108,536
 Other assets less liabilities.....................          2.2       1,602,624
                                                        --------    ------------
NET ASSETS--                                               100.0%   $ 71,711,160
                                                        ========    ============

-------
* See Note 5
+ Non-income producing security
(1) Represents a zero coupon bond which will convert to an interest- bearing security at a later date
(2) Resale restricted to qualified institutional buyers
(3) Variable rate security; rate as of September 30, 1998
(4) Bond issued as part of a unit which includes an equity component
(5) Fair valued security; see Note 2
(6) A portion of the coupon interest is received in cash and a portion is capitalized in the principal of the security
(7) Allocation of investments by country as a percentage of net assets as of September 30, 1998:

   United States.......................................................... 47.6%
   Argentina.............................................................. 10.4%
   Brazil.................................................................  9.9%
   Mexico.................................................................  8.6%
   Britain................................................................  5.3%
   Bermuda................................................................  4.7%
   Malta..................................................................  2.9%
   Netherlands............................................................  2.7%
   Canada.................................................................  2.2%
   Columbia...............................................................  2.1%
   Australia..............................................................  1.4%
                                                                           -----
                                                                           97.8%
                                                                           =====

See Notes to Financial Statements

 SUNAMERICA HIGH INCOME FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1998 (unaudited)

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)

--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--78.2%
BROADCASTING--4.4%
 Big City Radio, Inc.
 Sr. Disc. Notes
 zero coupon due 3/15/05(1)........................   $     2,000   $  1,422,500
 Busse Broadcasting Corp.
 Sr. Secured Notes
 11.63% due 10/15/00...............................         1,500      1,597,500
 Radio One, Inc.
 Sr. Subordinated Notes, Series B
 7.00% due 5/15/04.................................         1,385      1,393,656
 Spanish Broadcasting Systems, Inc.
 Sr. Notes
 12.50% due 6/15/02................................         2,250      2,494,688
                                                                    ------------
                                                                       6,908,344
                                                                    ------------
BUILDING MATERIALS--1.2%
 Ainsworth Lumber Ltd.
 Sr. Secured Notes
 12.50% due 7/15/07(2).............................         1,250      1,246,875
 Congoleum Corp.
 Sr. Notes
 8.63% due 8/01/08(3)..............................           750        706,875
                                                                    ------------
                                                                       1,953,750
                                                                    ------------
CABLE--8.4%
 Adelphia Communications Corp.
 Sr. Notes
 8.13% due 7/15/03(3)..............................         3,000      3,015,000
 EchoStar DBS Corp.
 Sr. Secured Notes
 12.50% due 7/01/02................................         1,250      1,303,125
 International CableTel, Inc.
 Sr. Deferred Coupon Notes, Series B
 zero coupon due 2/01/06(1)........................         4,000      3,260,000
 Medicom LLC
 Sr. Notes
 8.50% due 4/15/08.................................         3,500      3,508,750
 UIH Australia Pacific, Inc.
 Sr. Disc. Notes, Series B
 zero coupon due 5/15/06(1)........................         1,000        420,000
 United International Holdings, Inc.
 Sr. Secured Disc. Notes
 zero coupon due 2/15/08(1)(2).....................         3,500      1,645,000
                                                                    ------------
                                                                      13,151,875
                                                                    ------------
CELLULAR--5.5%
 Celcaribe SA
 Sr. Notes
 13.50% due 3/15/04................................         1,000      1,036,250
 Callnet Data Systems, inc.........................
 Sr. Notes
 zero coupon due 10/01/07(1).......................         1,200        450,000
 Centennial Cellular Corp.
 Sr. Notes
 zero coupon due 4/15/07 (1).......................         1,000      1,065,000

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)

CELLULAR (CONTINUED)
 Comcast Cellular Holdings, Inc.
 Sr. Notes, Series B
 9.50% due 5/01/07.................................    $    2,500   $  2,562,500
 International Wireless
  Communications
 Sr. Secured Disc. Notes
 zero coupon due 8/15/01...........................         3,250        325,000
 McCaw International Ltd...........................
 Sr. Disc. Notes
 zero coupon due 4/15/07(1)........................         2,500      1,250,000
 Omnipoint Communications, Inc.
 Sr. Notes
 8.56% due 2/17/06(3)(4)...........................         1,993      1,943,514
                                                                    ------------
                                                                       8,632,264
                                                                    ------------
CHEMICALS--4.4%
 American Pacific Corp.
 Sr. Notes
 9.25% due 3/01/05.................................         1,000      1,006,250
 Huntsman Corp.
 Sr. Subordinated Notes
 9.03% due 7/01/07(3)(4)...........................         1,500      1,468,125
 NL Industries, Inc.
 Sr. Notes
 11.75% due 10/15/03...............................         2,750      2,970,000
 Sterling Chemicals Holdings, Inc.
 Sr. Secured Disc. Notes
 zero coupon due 8/15/08(1)........................         1,500        600,000
 Sterling Chemicals, Inc.
 Sr. Subordinated Notes
 11.75% due 8/15/06................................         1,000        860,000
                                                                    ------------
                                                                       6,904,375
                                                                    ------------
COMMUNICATION EQUIPMENT--1.0%
 Orbcomm Global LP
 Sr. Notes
 14.00% due 8/15/04................................         1,750      1,607,813
                                                                    ------------
CONSUMER GOODS--6.1%
 Carson, Inc.
 Sr. Subordinated Notes, Series B
 10.38% due 11/01/07...............................         1,000        810,000
 Evenflo Co., Inc.
 Sr. Subordinated Notes
 11.75% due 8/15/06(3).............................           750        726,562
 French Fragrances, Inc.
 Sr. Notes, Series B
 10.38% due 5/15/07................................         2,250      2,317,500
 Polymer Group, Inc.
 Sr. Subordinated Notes, Series B
 8.75% due 3/01/08.................................         2,000      1,885,000
 Polymer Group, Inc.
 Sr. Subordinated Notes, Series B
 9.00% due 7/01/07.................................         4,000      3,830,000
                                                                    ------------
                                                                       9,569,062
                                                                    ------------

 SUNAMERICA HIGH INCOME FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1998 (unaudited) -- (continued)

               PRINCIPAL
 SECURITY        AMOUNT        VALUE
DESCRIPTION  (IN THOUSANDS)   (NOTE 2)

--------------------------------------

CORPORATE BONDS & NOTES (CONTINUED)

ENERGY--3.3%
 P&L Coal Holdings Corp.
 Sr. Notes
 8.88% due 5/15/08(3)........................................  $1,500 $1,522,500
 Parker Drilling Co.
 Sr. Notes, Series C
 9.75% due 11/15/06..........................................   3,000  2,790,000
 Southwest Royalties, Inc.
 Sr. Notes, Series B
 10.50% due 10/15/04.........................................   1,750    958,125
                                                                      ----------
                                                                       5,270,625
                                                                      ----------
ENERGY SERVICES--0.9%
 Gulfmark Offshore, Inc.
 Sr. Notes
 8.75% due 6/01/08...........................................   1,500  1,425,000
                                                                      ----------
FINANCIAL SERVICES--0.8%
 Western Financial Savings Bank
 Sr. Subordinated Notes
 8.88% due 8/01/07...........................................   1,500  1,256,250
                                                                      ----------
FOOD & BEVERAGES--2.0%
 Richmont Marketing Specialist
 Sr. Subordinated Notes
 10.13% due 12/15/07(3)......................................   1,500  1,395,000
 Specialty Foods Corp.
 Sr. Notes
 11.13% due 10/01/02.........................................   2,250  1,800,000
                                                                      ----------
                                                                       3,195,000
                                                                      ----------
GAMING--1.9%
 Capital Gaming
 Sr. Notes
 zero coupon due 8/01/95(1)(5)(6)............................      20          2
 Hard Rock Hotel, Inc.
 Sr. Subordinated Notes
 9.25% due 4/01/05(3)........................................   1,000    980,000
 Station Casinos, Inc.
 Sr. Subordinated Notes
 9.63% due 6/01/03...........................................   2,000  1,960,000
                                                                      ----------
                                                                       2,940,002
                                                                      ----------


HEALTH SERVICES--5.6%
 Fresenius Medical Care Capital Trust
 Sr. Notes
 7.88% due 2/01/08...........................................   2,250  2,070,000
 Fresenius Medical Care Capital Trust
 Sr. Notes
 9.00% due 12/01/06..........................................     500    497,500

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)

HEALTH SERVICES (CONTINUED)
 Schein Pharmaceutical, Inc.
 Sr. Notes
 8.69% due 12/15/04(4).............................    $    3,000   $  2,696,250
 Tenet Healthcare Corp.
 Sr. Notes
 8.00% due 1/15/05.................................         3,500      3,552,500
                                                                    ------------
                                                                       8,816,250
                                                                    ------------
MANUFACTURING--5.6%
 Interlake Corp.
 Sr. Subordinated Debentures
 12.13% due 3/01/02................................         2,000      1,980,000
 Lifestyle Furnishings
  International Ltd.
 Sr. Subordinated Notes
 10.88% due 8/01/06................................         3,000      3,240,000
 Trident Automotive PLC
 Sr. Subordinated Notes
 10.00% due 12/15/05...............................         1,000      1,052,500
 Wavetek Corp.
 Sr. Subordinated Notes
 10.13% due 6/15/07................................         2,500      2,521,875
                                                                    ------------
                                                                       8,794,375
                                                                    ------------
MEDIA--1.9%
 Diva Systems Corp.
 Sr. Disc. Notes
 zero coupon due 3/01/08(1)(3)(7)..................         2,500        850,000
 Knology Holdings, Inc.
 Sr. Disc. Notes
 zero coupon due 10/15/07..........................         1,500        643,125
 Park N' View, Inc.
 Sr. Notes
 13.00% due 5/15/08(3)(7)..........................         1,875      1,621,875
                                                                    ------------
                                                                       3,115,000
                                                                    ------------
METALS & MINING--5.0%
 Acme Metals, Inc.
 Sr. Notes
 12.50% due 8/01/02................................         1,500      1,455,000
 GS Technologies Operating, Inc.
 Guaranteed Sr. Notes
 12.00% due 9/01/04................................         1,500      1,365,000
 Kaiser Aluminum & Chemical Corp.
 Sr. Subordinated Notes
 12.75% due 2/01/03................................         1,500      1,455,000
 Metal Management, Inc.
 Sr. Subordinated Notes
 10.00% due 5/15/08................................         2,000      1,522,500
 Renco Metals, Inc.
 Sr. Notes
 11.50% due 7/01/03................................         2,000      2,000,000
                                                                    ------------
                                                                       7,797,500
                                                                    ------------

 SUNAMERICA HIGH INCOME FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1998 (unaudited) -- (continued)

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)

--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
PAPER PRODUCTS--1.1%
 Florida Coast Paper Co. LLC
 First Mortgage Notes, Series B
 12.75% due 6/01/03................................    $    1,750   $  1,653,750
                                                                    ------------
RETAIL--2.1%
 Electronic Retailing Systems International
 Sr. Disc. Notes
 zero coupon due 2/01/04(1)........................         1,000        393,750
 Jumbo Sports, Inc.
 Sr. Subordinated Notes
 4.25% due 11/01/00................................           900        225,000
 Phillips Van Heusen Corp.
 Debentures
 7.75% due 11/15/23................................         1,500      1,450,995
 Phillips Van Heusen Corp.
 Sr. Subordinated Notes
 9.50% due 5/01/08.................................         1,250      1,203,125
                                                                    ------------
                                                                       3,272,870
                                                                    ------------
SHIPPING--0.6%
 Ermis Maritime Holdings Ltd.
 First Preferred Ship
 Mortgage Notes
 12.50% due 3/15/06................................         1,499        944,559
                                                                    ------------
SUPERMARKETS--1.7%
 Jitney Jungle Stores America, Inc.
 Sr. Notes
 12.00% due 3/01/06................................         2,500      2,750,000
                                                                    ------------
TELECOMMUNICATIONS--14.1%
 Covad Communications Group, Inc.
 Sr. Disc. Notes, Series B
 zero coupon due 3/15/08(1)........................         1,000        450,000
 DTI Holdings, Inc.
 Sr. Disc. Notes
 zero coupon due 3/01/08(1)........................         3,000      1,173,750
 e.spire Communications, Inc.
 Sr. Disc. Notes
 zero coupon due 11/01/05(1).......................         1,500      1,170,000
 e.spire Communications, Inc.
 Sr. Disc. Notes
 zero coupon due 7/01/08(2)(3).....................           500        255,000
 Globix Corp.
 Sr. Notes
 13.00% due 5/01/05................................         2,000      1,696,680

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)

TELECOMMUNICATIONS (CONTINUED)
 GST Telecommunications, Inc.
 Sr. Secured Disc. Notes
 zero coupon due 5/01/08(1)(3).....................    $      750   $    372,187
 ICG Holdings, Inc.
 Sr. Disc. Notes
 zero coupon due 3/15/07(1)........................         2,250      1,372,500
 ICG Services, Inc.
 Sr. Exchange Disc. Notes
 9.88% due 5/01/08(1)..............................           500        250,625
 Intermedia Communications, Inc.
 Sr. Notes
 8.60% due 6/01/08.................................         2,500      2,475,000
 KMC Telecom Holdings, Inc.
 Sr. Disc. Notes
 zero coupon due 2/15/08(1)........................         3,500      1,675,625
 Northeast Optic
 Sr. Notes
 12.75% due 8/15/08................................         1,000        988,750
 Orion Network Systems, Inc.
 Sr. Disc. Notes
 zero coupon due 1/15/07(1)
 9.88% due 5/15/08.................................         2,500      1,696,875
 Primus Telecomm Group, Inc.
 Sr. Notes
 9.88% due 5/15/08.................................         1,250      1,087,500
 Primus Telecomm Group, Inc.
 Sr. Notes
 11.75% due 8/01/04................................         1,000        960,000
 Rhythms Netconnections, Inc.
 Sr. Disc. Notes
 13.50% due 5/15/08(3)(7)..........................         2,250      1,012,500
 Splitrock Services, Inc.
 Sr. Notes
 11.75% due 7/15/08(7).............................         1,125      1,018,125
 Transtel Pass Through Trust
 Sr. Notes
 12.50% due 11/01/07(3)............................         1,500        896,250
 USN Communications, Inc.
 Sr. Disc. Notes, Series B
 zero coupon due 8/15/04(1)........................         1,750      1,137,500
 Verio, Inc.
 Sr. Notes
 13.50% due 6/15/04................................         1,000      1,097,500
 Vialog Corp.
 Sr. Notes, Series B
 12.75% due 11/15/01...............................         1,500      1,350,000
                                                                    ------------
                                                                      22,136,367
                                                                    ------------

 SUNAMERICA HIGH INCOME FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1998 (unaudited) -- (continued)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)    (NOTE 2)

--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
TRANSPORTATION--0.6%
 Travelcenters of America, Inc.
 Sr. Subordinated Notes
 10.25% due 4/01/07................................    $    1,000   $    977,500
                                                                    ------------
TOTAL BONDS & NOTES
 (cost $138,756,827)...............................                  123,072,531
                                                                    ------------
FOREIGN BONDS & NOTES--12.8%
BROADCASTING--1.2%
 Central European Media Enterprises Ltd.
 Sr. Notes
 9.38% due 8/15/04.................................         2,250      1,850,423
                                                                    ------------
CABLE--1.1%
 Australis Holdings Property Ltd.
 Sr. Disc. Notes
 zero coupon due 11/01/02(1)(5)....................         1,000        117,500
 Comcast UK Cable Partners Ltd.
 Sr. Disc. Notes
 zero coupon due 11/15/07(1)(7)....................         1,500      1,215,000
 Diamond Holdings PLC
 Sr. Notes
 9.13% due 2/01/08.................................           500        488,750
                                                                    ------------
                                                                       1,821,250
                                                                    ------------
CELLULAR--1.0%
 Occidente Y Caribe Celular SA
 Sr. Disc. Notes, Series B
 zero coupon due 3/15/04(1)........................         2,000      1,535,000
                                                                    ------------
ENERGY SERVICES--1.3%
 Statia Terminals International NV
 Mortgage Notes, Series B
 11.75% due 11/15/03...............................         2,000      2,075,000
                                                                    ------------
MANUFACTURING--0.7%
 International Utility Structures
 Sr. Subordinated Notes
 10.75% due 2/01/08................................         1,250      1,087,500
                                                                    ------------
METALS & MINING--1.2%
 Great Central Mines Ltd.
 Sr. Notes
 8.88% due 4/01/08.................................         2,000      1,860,000
                                                                    ------------
PAGING--0.5%
 Paging Network Do Brasil SA
 Sr. Notes
 13.50% due 6/06/05................................         1,400        779,254
                                                                    ------------

                                                       PRINCIPAL
                                                        AMOUNT
                                                    (IN THOUSANDS)/    VALUE
               SECURITY DESCRIPTION                     SHARES        (NOTE 2)

PAPER PRODUCTS--0.4%
 Doman Industries Ltd.
 Sr. Notes
 8.75% due 3/15/04................................    $    1,000    $    720,000
                                                                    ------------
SHIPPING--2.6%
 Alpha Shipping PLC
 Sr. Notes, Series A
 9.50% due 2/15/08................................           750         636,562
 Golden Ocean Group Ltd.
 Sr. Notes
 10.00% due 8/31/01...............................         3,400       1,700,000
 Panoceanic Bulk Carriers Ltd.
 First Preferred Ship Mortgage Notes, Series B
 12.00% due 12/15/07..............................         1,000         777,500
 Pegasus Shipping Ltd.
 Sr. Mortgage Notes
 11.88% due 11/15/04..............................         1,000         960,000
                                                                    ------------
                                                                       4,074,062
                                                                    ------------
TELECOMMUNICATIONS--2.8%
 Flag Limited
 Sr. Notes
 8.25% due 1/30/08(3).............................         1,250       1,184,375
 Ionica PLC
 Sr. Disc. Notes
 zero coupon due 5/01/07(1)(7)....................         1,750          85,312
 Ionica PLC
 Sr. Notes
 13.50% due 8/15/06...............................           750         225,000
 Poland Telecom Finance BV
 Sr. Notes
 14.00% due 12/01/07(3)...........................         1,000       1,000,000
 RSL Communications Ltd.
 Sr. Notes
 12.25% due 11/15/06..............................         1,850       1,914,750
                                                                    ------------
                                                                       4,409,437
                                                                    ------------
TOTAL FOREIGN BONDS & NOTES
 (cost $25,198,407)...............................                    20,211,926
                                                                    ------------
PREFERRED STOCK--4.6%
CABLE--1.5%
 CSC Holdings, Inc. 11.125%(2)....................        21,419       2,297,180
                                                                    ------------
FINANCIAL SERVICES--1.3%
 Bankunited Financial Corp. 9.00%.................     2,000,000       2,120,000
                                                                    ------------
MEDIA--0.6%
 Echostar Communications Corp.
  6.75%...........................................        19,000       1,021,250
                                                                    ------------

 SUNAMERICA HIGH INCOME FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1998 (unaudited) -- (continued)



                                                           SHARES/     VALUE
                  SECURITY DESCRIPTION                    WARRANTS    (NOTE 2)

--------------------------------------------------------------------------------
PREFERRED STOCK (CONTINUED)
TELECOMMUNICATIONS--1.2%
 Intermedia Communications, Inc. 7.00%(3)...............     40,000 $    770,000
 IXC Communications, Inc. 6.75%(3)......................     12,000      415,500
 Omnipoint Corp. 7.00%(3)...............................     26,000      653,250
                                                                    ------------
                                                                       1,838,750
                                                                    ------------
TOTAL PREFERRED STOCK
 (cost $8,190,712)......................................               7,277,180
                                                                    ------------
COMMON STOCK--0.1%
CELLULAR--0.1%
 Microcell Telecommunications+..........................     28,500      178,125
                                                                    ------------
GAMING--0.0%
 Capital Gaming International, Inc.+(5).................         77            1
                                                                    ------------
PAGING--0.0%
 Paging Do Brazil Holdings Co. LLC, Class B+(5).........      1,400           14
                                                                    ------------
TOTAL COMMON STOCK
 (cost $201,372)........................................                 178,140
                                                                    ------------
WARRANTS--0.2%+
CABLE--0.0%
 Australis Holdings Property Ltd.(3)(5).................      1,000            0
 UIH Australia Pacific, Inc.(5).........................      1,000        5,000
 United International Holdings, Inc.....................      3,000       30,000
                                                                    ------------
                                                                          35,000
                                                                    ------------
CELLULAR--0.1%
 Clearnet Communications, Inc...........................      4,950       29,700
 International Wireless Communications(3)(5)............      3,250            0
 Occidente Y Caribe Celular SA(3)(5)....................      8,000       64,000
                                                                    ------------
                                                                          93,700
                                                                    ------------
GAMING--0.0%
 Capital Gaming International, Inc.(5)..................     45,500          228
 Fitzgerald Gaming Corp.(3)(5)..........................      2,000           20
                                                                    ------------
                                                                             248
                                                                    ------------
MEDIA--0.0%
 Knology Holdings, Inc..................................      4,500        9,000
                                                                    ------------

                                                       WARRANTS/
                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)

RETAIL--0.0%
 Electronic Retailing Systems International........         1,000   $     10,000
SHIPPING--0.1%
 Ermis Maritime Holdings Ltd.(5)...................         1,363         40,890
 Golden Ocean Group Ltd............................         2,500         10,000
                                                                    ------------
                                                                          50,890
                                                                    ------------
TELECOMMUNICATIONS--0.0%
 Bell Technology Group Ltd. .......................         2,000             20
 Cellnet Data Systems, Inc.........................         1,200         12,000
 Covad Communications Group, Inc.(5)...............         1,000             10
 DTI Holdings, Inc.(5).............................        15,000            150
 Ionica Plc........................................         1,000         15,000
 KMC Telecom Holdings, Inc.........................         3,500          8,750
 Poland Telecom Finance BV(5)......................         1,000             10
 Primus Telecomm Group, Inc........................         1,000          5,000
 Vialog Corp.......................................         1,500          1,500
                                                                    ------------
                                                                          42,440
                                                                    ------------
TOTAL WARRANTS
 (cost $436,337)...................................                      241,278
                                                                    ------------
TOTAL INVESTMENT SECURITIES--95.9%
 (cost $172,783,655)...............................                  150,981,055
                                                                    ------------
SHORT-TERM SECURITIES--1.0%
PAPER PRODUCTS--1.0%
 Stone Container Corp.
  Sr. Disc. Notes
  11.88% due 12/01/98 (cost $1,576,875)............    $    1,500      1,492,500
                                                                    ------------
TOTAL INVESTMENTS--
  (COST $174,360,530*).............................          96.9%   152,473,555
Other assets less liabilities......................           3.1      4,906,249
                                                       ----------   ------------
NET ASSETS--                                                100.0%  $157,379,804
                                                       ==========   ============

-------
* See Note 5
+ Non-income producing security
(1) Represents a zero coupon bond which will convert to an interest-bearing security at a later date
(2) PIK ("Payment-in-Kind") payment made with additional shares in lieu of cash
(3) Resale restricted to qualified institutional buyers
(4) Variable rate security; rate as of September 30, 1998
(5) Fair valued security; see Note 2
(6) Bond in default
(7) Bond issued as part of a unit which includes an equity component

See Notes to Financial Statements

 SUNAMERICA TAX EXEMPT INSURED FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1998 (unaudited)

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)

--------------------------------------------------------------------------------
MUNICIPAL BONDS--95.7%
ALASKA--1.9%
 Alaska State Housing Finance Corp.,
 7.50% due 12/01/15+...............................      $1,975     $  2,019,102
                                                                    ------------
ARIZONA--3.5%
 Northern Arizona University, Revenue,
 6.50% due 6/01/10+................................       1,845        2,221,786
 Pima County, Arizona Unified School District
  Number 1, General Obligation,
 7.50% due 7/01/10+................................       1,200        1,555,152
                                                                    ------------
                                                                       3,776,938
                                                                    ------------
ARKANSAS--0.1%
 Arkansas State Development Finance Authority,
  Single Family Mortgage Revenue,
 9.00% due 6/01/14+................................         125          127,770
                                                                    ------------
CALIFORNIA--5.5%
 Anaheim, California Public Financing Authority,
  Revenue, Series A,
 zero coupon due 9/01/18+..........................       1,500          567,450
 California Housing Finance Agency, Revenue, Series
  A,
 5.40% due 8/01/18+................................       1,000        1,016,460
 Long Beach, California Harbor Revenue Refunding,
  Series A,
 6.00% due 5/15/17+................................       1,000        1,156,020
 San Francisco, California City & County
  Redevelopment Agency, Lease Revenue,
 6.75% due 7/01/15+................................       1,000        1,155,920
 San Jose, California Redevelopment Agency, Tax
  Allocation,
 6.00% due 8/01/11+................................       1,700        1,995,579
                                                                    ------------
                                                                       5,891,429
                                                                    ------------
COLORADO--4.4%
 Highlands Ranch Metropolitan District, Colorado
  General Obligation,
 6.50% due 6/15/09+................................       1,960        2,341,671
 Jefferson County, Colorado School District R001,
  Refunding,
 6.50% due 12/15/11+...............................       2,000        2,428,420
                                                                    ------------
                                                                       4,770,091
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)

GEORGIA--3.0%
 Municipal Electric Authority, Georgia Special
  Obligation, Fifth Crossover Series,
 6.40% due 1/01/09+................................      $1,250     $  1,464,562
 Municipal Electric Authority, Georgia Special
  Obligation, Fifth Crossover Series,
 6.40% due 1/01/13+................................       1,500        1,788,555
                                                                    ------------
                                                                       3,253,117
                                                                    ------------
IDAHO--1.0%
 Idaho Housing & Finance Association, Single Family
  Mortgage,
 5.63% due 7/01/15.................................       1,000        1,037,920
                                                                    ------------
ILLINOIS--11.5%
 Chicago Illinois Board Of Education, General
  Obligation,
 6.75% due 12/01/11+...............................       2,000        2,465,840
 Cook & Du Page Counties, Illinois High School,
  District Number 210, General Obligation,
 zero coupon due 12/01/12+.........................       1,600          830,704
 Cook County, Illinois Community College, District
  Number 508,
 7.70% due 12/01/07+...............................       4,000        5,082,600
 Illinois Health Facilities Authority, Lutheran
  General Health System,
 7.00% due 4/01/08+................................       3,400        4,092,274
                                                                    ------------
                                                                      12,471,418
                                                                    ------------
INDIANA--1.4%
 Indiana State Housing Finance Authority, Multi-
  Unit Mortgage Program, Series A,
 9.00% due 1/01/14+................................       1,470        1,476,306
                                                                    ------------
KENTUCKY--5.3%
 Kenton County Kentucky Airport, Board Revenue
  Refunding, Cincinnati/Northern Kentucky, Series
  A,
 6.30% due 3/01/15+................................       1,500        1,691,115
 Louisville & Jefferson County, Kentucky Regional
  Airport Authority, Series A,
 6.50% due 7/01/17+................................       3,500        4,040,645
                                                                    ------------
                                                                       5,731,760
                                                                    ------------

 SUNAMERICA TAX EXEMPT INSURED FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1998 (unaudited) -- (continued)

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)

--------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
MASSACHUSETTS--1.0%
 Massachusetts State Housing Finance Agency,
  Insured Rental, Series A,
 6.60% due 7/01/14+................................      $  955     $  1,035,860
                                                                    ------------
MICHIGAN--4.0%
 Michigan Municipal Bond Authority, Revenue Capital
  Appreciation, Local Government Loan,
 zero coupon due 5/01/17+..........................       2,875        1,181,999
 Michigan Municipal Bond Authority, Revenue Capital
  Appreciation, Local Government Loan,
 zero coupon due 5/01/16+..........................       2,735        1,185,595
 Wayne Charter County, Michigan Airport, Revenue,
 5.00% due 12/01/28+...............................       2,000        1,978,340
                                                                    ------------
                                                                       4,345,934
                                                                    ------------
MISSOURI--6.6%
 Missouri State Housing Development Commission,
  Single Family Mortgage Revenue,
 9.38% due 4/01/16+................................          45           49,389
 Sikeston, Missouri Electric, Revenue,
 6.20% due 6/01/10+................................       6,000        7,061,220
                                                                    ------------
                                                                       7,110,609
                                                                    ------------
NEVADA--4.7%
 Nevada Housing Division, Single Family Mortgage
  Revenue,
 Series A,
 zero coupon due 4/01/16+(1).......................       4,945        5,092,114
                                                                    ------------
NEW JERSEY--1.7%
 New Jersey State Transportation Trust Fund
  Authority, Transportation Systems Revenue, Series
  B,
 6.50% due 6/15/10+................................       1,500        1,807,110
                                                                    ------------
NEW MEXICO--0.1%
 New Mexico Mortgage Finance Authority, Single
  Family Mortgage Revenue, Series C,
 8.63% due 7/01/17+................................         140          143,160
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)

NEW YORK--13.3%
 New York, New York, Series C
 5.00% due 8/15/22.................................      $4,450     $  4,419,072
 New York State Medical Care Facilities Finance
  Agency, Revenue, New York Hospital, Mortgage A,
 6.75% due 8/15/14+................................       2,850        3,350,717
 Niagara Falls, New York,
  General Obligation,
 7.50% due 3/01/14+................................         555          733,888
 Niagara Falls, New York,
  General Obligation,
 7.50% due 3/01/13+................................         445          586,879
 Port Authority of New York & New Jersey Special
  Obligation, Revenue, JFK International Air
  Terminal-6,
 6.25% due 12/01/10+...............................       1,500        1,762,320
 Port Authority of New York & New Jersey Special
  Obligation, Revenue, JFK International Air
  Terminal-6,
 6.25% due 12/01/11+...............................       3,000        3,536,850
                                                                    ------------
                                                                      14,389,726
                                                                    ------------
NORTH DAKOTA--0.5%
 North Dakota State Housing Finance Agency, Single
  Family Mortgage Revenue, Series A,
 7.38% due 7/01/17+................................         515          526,093
                                                                    ------------
OHIO--4.7%
 Lucas County, Ohio Hospital Revenue, St Vincent
  Medical Center,
 6.50% due 8/15/07+................................       3,500        3,863,720
 Woodridge, Ohio Local School District, General
  Obligation,
 6.80% due 12/01/14+...............................       1,000        1,255,240
                                                                    ------------
                                                                       5,118,960
                                                                    ------------
OKLAHOMA--1.6%
 Grand River Dam Authority, Oklahoma Revenue
  Refunding,
 6.25% due 6/01/11+................................       1,500        1,775,250
                                                                    ------------
PENNSYLVANIA--0.1%
 Pennsylvania Housing Finance Agency, Multi-Family
  Mortgage,
 9.38% due 8/01/28+................................         120          122,099
                                                                    ------------

 SUNAMERICA TAX EXEMPT INSURED FUND
 PORTFOLIO OF INVESTMENTS -- September 30, 1998 (unaudited) -- (continued)

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)

--------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
PUERTO RICO--2.1%
 Puerto Rico Commonwealth Highway & Transportation
  Authority, Revenue, Series A,
 5.50% due 7/01/13+................................      $2,000     $  2,241,380
                                                                    ------------
RHODE ISLAND--0.8%
 Rhode Island Housing & Mortgage Finance Corp.,
  Revenue,
 8.38% due 10/01/16+...............................         835          852,585
                                                                    ------------
SOUTH DAKOTA--2.3%
 South Dakota State Health and Educational
  Facilities Authority Revenue,
 6.25% due 7/01/10+................................       2,120        2,476,732
                                                                    ------------
TEXAS--10.4%
 Alliance Airport Authority, Inc., Texas Special
  Facilities Revenue,
 6.38% due 4/01/21.................................       2,000        2,188,680
 Bexar County, Texas Health Facilities Development
  Corp., Hospital Revenue,
 6.75% due 8/15/19+................................       2,000        2,328,480
 Harris County, Texas Hospital District Mortgage,
  Revenue,
 7.40% due 2/15/10+................................       2,500        3,047,225
 Houston, Texas Water Conveyance Systems Contract,
  Certificates of Participation,
 6.13% due 12/15/08+...............................       1,250        1,435,687
 Houston, Texas Water Conveyance Systems Contract,
  Certificates of Participation,
 6.13% due 12/15/09+...............................       1,000        1,153,180
 San Antonio, Texas, Hotel Occupancy, Revenue,
 zero coupon due 8/15/17+..........................       2,700        1,084,779
                                                                    ------------
                                                                      11,238,031
                                                                    ------------
VIRGINIA--1.0%
 Virginia State Housing Development Authority,
  Multi- Family, Series H,
 5.50% due 5/01/13.................................       1,000        1,050,460
                                                                    ------------
WASHINGTON--0.4%
 Washington State Housing Finance Commission,
  Multi-Family Mortgage Revenue, Series A,
 9.13% due 7/01/10+................................         380          388,767
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                SECURITY DESCRIPTION                 (IN THOUSANDS)   (NOTE 2)

WEST VIRGINIA--2.8%
 West Virginia State Housing Development Fund,
  Series A,
 7.25% due 5/01/17+................................      $3,000     $  3,069,900
                                                                    ------------
WISCONSIN--0.0%
 Wisconsin Housing & Economic Development
  Authority, Homeownership Revenue, Issue III,
 9.13% due 6/01/05+................................          40           40,521
                                                                    ------------
TOTAL INVESTMENT SECURITIES--95.7%
 (cost $93,294,848)................................                  103,381,142
                                                                    ------------
SHORT-TERM SECURITIES--3.2%
NEW YORK--2.3%
 Long Island Power Authority, New York Electric
  Systems, Revenue, Subordinated Series 6,
 4.10% due 10/01/98(2).............................       1,000        1,000,000
 New York State Job Development Authority, St.
  Guaranteed Series B-1, B-21,
 4.10% due 10/01/98(2).............................       1,500        1,500,000
                                                                    ------------
                                                                       2,500,000
                                                                    ------------
NORTH CAROLINA--0.9%
 Wake County, North Carolina Industrial Facilities
  and Pollution Control Financing Authority,
  Revenue,
 4.20% due 10/01/98(2).............................         900          900,000
                                                                    ------------
TOTAL SHORT-TERM SECURITIES
  (COST $3,400,000)................................                    3,400,000
                                                                    ------------
TOTAL INVESTMENTS--
  (COST $96,694,848*)..............................        98.9%     106,781,142
Other assets less liabilities......................         1.1        1,202,361
                                                         ------     ------------
NET ASSETS--                                              100.0%    $107,983,503
                                                         ======     ============

-------
* See Note 5
+ All or part of this security issued by Government National Mortgage
  Association ("GNMA"), Financial Security Assurance ("FSA"), Federal Housing Administration ("FHA"), Financial Guarantee Insurance Corp. ("FGIC"), Municipal Bond Insurance Association ("MBIA"), or AMBAC ($94,685,010 or 87.7% of Net Assets)
(1) Represents a zero coupon bond which will convert to an interest-bearing security at a later date
(2) Variable rate security; maturity date reflects next reset date
See Notes to Financial Statements

 SUNAMERICA INCOME FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1998 -- (unaudited)
Note 1. Organization

  SunAmerica Income Funds is an open-end diversified management investment company organized as a Massachusetts business trust (the "Trust"). It currently consists of five different investment series (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with distinct investment objectives and/or strategies. Each Fund is managed by SunAmerica Asset Management Corp. (the "Adviser" or "SAAMCo"), an indirect wholly owned subsidiary of SunAmerica Inc. An investor may invest in one or more of the following Funds: SunAmerica U.S. Government Securities Fund, SunAmerica Federal Securities Fund, SunAmerica Diversified Income Fund, SunAmerica High Income Fund and SunAmerica Tax Exempt Insured Fund. The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objectives for each of the Funds are as follows:

  U.S. Government Securities Fund seeks high current income consistent with relative safety of capital by investing primarily in securities issued or guaranteed by the U.S. government, or any agency or instrumentality thereof.

  Federal Securities Fund seeks current income, with capital appreciation as a secondary objective, by investing primarily in securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof.

  Diversified Income Fund seeks a high level of current income consistent with moderate investment risk, with preservation of capital as a secondary objective.

  High Income Fund seeks maximum current income by investing primarily in high-yield, high-risk corporate bonds.

  Tax Exempt Insured Fund seeks as high a level of current income exempt from Federal income taxes as is consistent with preservation of capital.

  Each Fund currently offers two classes of shares. Class A shares are offered at net asset value per share plus an initial sales charge. Class B shares are offered without an initial sales charge, although a declining contingent sales charge may be imposed on redemptions made within six years of purchase. High Income Fund also offers Class C shares. Class C shares are offered at net asset value, although they may be subject to a contingent deferred sales charge on redemptions made within one year of purchase. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within one year of purchase. Class B shares of each Fund convert automatically to Class A shares on the first business day of the month following the seventh anniversary of the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares. Each class of shares bears the same voting, dividend, liquidation and other rights and conditions and each makes distribution and account maintenance and service fee payments under a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") except that Class B and Class C shares are subject to higher distribution fee rates.

 SUNAMERICA INCOME FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1998 -- (unaudited) --
  (continued)

Note 2. Significant Accounting Policies

  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

  SECURITY VALUATIONS: Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Adviser to be over-the-counter, are valued at the quoted bid price provided by principal market makers. Securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges, are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sales price available before the time when the assets are valued. If a securities price is available from more than one foreign exchange, a Fund uses the exchange that is the primary market for the security. Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. The Funds may make use of a pricing service in the determination of their net asset values. The preceding procedures need not be used to determine the value of debt securities owned by a Fund if, in the opinion of the Trustees, some other method would more accurately reflect the fair market value of such debt securities in quantities owned by such Fund. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

  REPURCHASE AGREEMENTS: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in joint repurchase agreement transactions with other affiliated investment companies. The Funds, along with other affiliated registered investment companies, transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

 SUNAMERICA INCOME FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1998 -- (unaudited) --
  (continued)

  As of September 30, 1998 the U.S. Government Securities Fund, Federal Securities Fund and Diversified Income Fund had a 13.3%, 5.7% and 2.9% undivided interest, respectively, which represented $17,522,000, $7,542,000 and $3,799,000, respectively, in principal amount in a joint repurchase agreement with PaineWebber, Inc. In addition, the U.S. Government Securities Fund and Federal Securities Fund had a 38.5% and 7.7% undivided interest which represented $50,000,000 and $10,000,000, respectively, in principal amount in a joint repurchase agreement with State Street Bank and Trust Co. As of such date, the repurchase agreements in the joint accounts and the collateral therefore were as follows:

  PaineWebber, Inc. Repurchase Agreement, 5.20% dated 9/30/98, in the principal amount of $131,433,000, repurchase price $131,451,985 due 10/1/98, collateralized by $50,000,000 U.S. Treasury Notes 5.25% due 8/15/03, $40,000,000 U.S. Treasury Bonds 6.125% due 11/15/27 and
  $32,400,000 U.S. Treasury Notes 6.25% due 2/15/03, approximate aggregate value $134,487,192.

  State Street Bank and Trust Co. Repurchase Agreement, 5.33% dated 9/30/98, in the principal amount of $130,000,000, repurchase price $130,019,247 due 10/1/98, collateralized by $39,430,000 U.S. Treasury Bonds 5.50% due 12/31/00, $19,180,000 U.S. Treasury Notes 6.125% due 12/31/01, $19,155,000
  U.S. Treasury Notes 6.25% due 8/31/02, $16,490,000 U.S. Treasury Bonds 6.875% due 8/15/25, $13,340,000 U.S. Treasury Bonds 12.75% due 11/15/10 and
  $9,620,000 U.S. Treasury Notes 7.75% due 11/30/99, approximate aggregate value $132,620,236.

  SECURITIES TRANSACTIONS, INVESTMENT INCOME, DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS: Securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. The Funds do not amortize market premiums (except for Tax Exempt Insured Fund) or accrete market discounts (except for Diversified Income Fund and High Income Fund) except original issue discounts for which amortization is required for federal income tax purposes.

  Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

  Expenses common to all funds are allocated among the Funds based upon their relative net asset values or other appropriate allocation methods.

  Dividends from net investment income are accrued daily and paid monthly. Capital gain distributions, if any, are paid annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss, and net assets are not affected.

 SUNAMERICA INCOME FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1998 -- (unaudited) --
  (continued)

  For the year ended March 31, 1998, the following reclassifications arising from book/tax differences were primarily the result of market discount and paydown losses.

                                  ACCUMULATED       ACCUMULATED
                               UNDISTRIBUTED NET UNDISTRIBUTED NET
                                  INVESTMENT         REALIZED        PAID-IN
                                 INCOME/(LOSS)      GAIN/(LOSS)      CAPITAL
                               ----------------- ----------------- -----------
  U.S. Government Securities
   Fund.......................    $(3,941,450)      $3,941,450     $      --
  Federal Securities Fund.....       (137,988)         137,988            --
  Diversified Income Fund.....         (4,627)           4,627            --
  High Income Fund............         15,700        3,599,690      (3,615,390)
  Tax Exempt Insured Fund.....           --               --              --

  INVESTMENT SECURITIES LOANED: During the six months ended September 30, 1998, U.S. Government Securities Fund and Federal Securities Fund participated in securities lending with qualified brokers. In lending portfolio securities to brokers the Funds receive cash as collateral against the loaned securities, which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. The Funds may use the cash collateral received to invest in short-term investments which earn interest income or to cover bank overdrafts. Any interest earned from the investment of the collateral is recorded by the Funds net of the portion of interest that is rebated to the borrowing broker. If the amounts are used to cover bank overdrafts, the broker rebates incurred are reflected as interest expense on the Statement of Operations. As with other extensions of credit, should the borrower of the securities fail financially, the Funds may bear the risk of delay in recovery or may be subject to replacing the loaned securities by purchasing them with the cash collateral held, which may be less than 100% of the market value of such securities at the time of replacement.

  At September 30, 1998, U.S. Government Securities Fund and Federal Securities Fund have loaned securities having a value of $32,629,715 and $4,350,628, respectively, and held cash collateral of $32,850,000 and $4,380,000, respectively, for these loans. The value of the collateral was sufficient at the time the loan agreements were entered into. As a result of an increase in the market value of the loaned securities on the last business day of the fiscal year, the Funds were furnished with additional collateral on the following business day.

  FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

  The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities

 SUNAMERICA INCOME FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1998 -- (unaudited) --
  (continued)
  transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

  FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Funds are required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The Funds' activities in futures contracts are for hedging purposes and are conducted through regulated exchanges which do not result in counterparty credit risks. A Fund's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

  The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo. Under the Agreement, SAAMCo provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SAAMCo furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds, who are employees of SAAMCo and its affiliates.

  The Funds pay SAAMCo a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                                    MANAGEMENT
                                                       ASSETS          FEES
                                                  ----------------- ----------
   U.S. Government Securities Fund and High
    Income Fund.................................. $0 - $200 million    0.75%
                                                     > $200 million    0.72%
                                                     > $400 million    0.55%
   Federal Securities Fund....................... $0 - $25  million    0.55%
                                                     > $25  million    0.50%
                                                     > $50  million    0.45%
   Diversified Income Fund....................... $0 - $350 million    0.65%
                                                     > $350 million    0.60%
   Tax Exempt Insured Fund....................... $0 - $350 million    0.50%
                                                     > $350 million    0.45%

  For the six months ended September 30, 1998, SAAMCo has agreed to voluntarily reimburse expenses of $14,963 on Class C of the High Income Fund.

 SUNAMERICA INCOME FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1998 -- (unaudited) --
  (continued)

  The Trust, on behalf of each Fund, has a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or "Distributor"), an indirect wholly owned subsidiary of SunAmerica Inc. Each Fund, has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 under the 1940 Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's board of trustees and approved by its shareholders. Pursuant to such rule, the Trustees and the shareholders of each class of shares of each Fund have adopted Distribution Plans, hereinafter referred to as the "Class A Plan," the "Class B Plan" and the "Class C Plan." In adopting the Class A Plan, the Class B Plan and the Class C Plan, the Trustees determined that there was a reasonable likelihood that each Plan would benefit the Trust and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

  Under the Class A Plan, Class B Plan and Class C Plan, the Distributor receives payments from a Fund at an annual rate of up to 0.10%, .75% and .75%, respectively, of average daily net assets of such Fund's Class A, Class B and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class A Plan, Class B Plan or Class C Plan may exceed the Distributor's distribution costs as described above. The Distribution Plans provide that each class of shares of each Fund may also pay the Distributor an account maintenance and service fee at the annual rate of up to 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the six months ended September 30, 1998, SACS received fees (see the Statement of Operations) based upon the aforementioned rates.

  SACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class B and Class C fund shares. SACS has advised the Funds that for the six months ended September 30, 1998, the proceeds received from Class A sales (and paid out to affiliated and non-affiliated broker-dealers) and Class B and Class C redemptions were as follows:

                                            CLASS A                   CLASS B      CLASS C
                             -------------------------------------- ------------ ------------
                                                                     CONTINGENT   CONTINGENT
                              SALES     AFFILIATED   NON-AFFILIATED   DEFERRED     DEFERRED
                             CHARGES  BROKER-DEALERS BROKER-DEALERS SALES CHARGE SALES CHARGE
                             -------- -------------- -------------- ------------ ------------
   U.S. Government Securi-
    ties Fund..............  $ 20,179    $ 5,866        $ 11,253      $ 61,542      $  --
   Federal Securities Fund.    54,153      5,098          39,306         8,433         --
   Diversified Income Fund.    86,426     20,467          52,649        33,826         --
   High Income Fund........   301,427     97,846         148,754       137,408       2,535
   Tax Exempt Insured Fund.    24,957      8,300          12,255        28,423         --

 SUNAMERICA INCOME FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1998 -- (unaudited) --
  (continued)
  The Trust has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly owned subsidiary of SunAmerica Inc. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement permits the Funds to compensate SAFS for services rendered, based upon an annual rate of .22% of average daily net assets, which is approved annually by the Trustees. For the six months ended September 30, 1998, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                                               PAYABLE AT
                                       EXPENSES            SEPTEMBER 30, 1998
                               ------------------------- -----------------------
                               CLASS A  CLASS B  CLASS C CLASS A CLASS B CLASS C
                               -------- -------- ------- ------- ------- -------
   U.S. Government Securities
    Fund.....................  $106,233 $212,879 $ --    $18,536 $32,573  $--
   Federal Securities Fund...    35,024   21,348   --      5,971   3,779   --
   Diversified Income Fund...    27,325   64,852   --      4,199   8,897   --
   High Income Fund..........    65,118  127,357  3,369   10,225  17,431   784
   Tax Exempt Insured Fund...    94,463   24,811   --     15,326   3,991   --

Note 4. Purchases and Sales of Investment Securities

  The aggregate cost of purchases and proceeds from sales and maturities of long-term investments (excluding U.S. Government securities in the Diversified Income and High Income Funds, respectively) during the six months ended September 30, 1998 were as follows:

                                U.S.
                             GOVERNMENT    FEDERAL    DIVERSIFIED     HIGH     TAX EXEMPT
                             SECURITIES   SECURITIES    INCOME       INCOME      INSURED
                                FUND         FUND        FUND         FUND        FUND
                            ------------ ------------ ----------- ------------ -----------
   Aggregate purchases..... $498,757,489 $111,122,744 $29,586,509 $122,922,740 $14,994,197
                            ============ ============ =========== ============ ===========
   Aggregate sales......... $527,359,126 $106,577,287 $32,990,080 $128,761,907 $21,478,628
                            ============ ============ =========== ============ ===========

Note 5. Portfolio Securities (Tax Basis)

  The Funds intend to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of their net income (taxable and tax exempt) to their shareholders. Therefore, no federal income tax or excise tax provisions are required.

  The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                U.S.
                             GOVERNMENT     FEDERAL   DIVERSIFIED       HIGH      TAX EXEMPT
                             SECURITIES   SECURITIES     INCOME        INCOME       INSURED
                                FUND         FUND         FUND          FUND         FUND
                            ------------  ----------- ------------  ------------  -----------
   Cost.................... $321,711,263  $62,988,047 $ 83,153,010  $174,360,530  $96,694,848
                            ============  =========== ============  ============  ===========
   Appreciation............ $  5,596,461  $ 1,716,595 $    790,619  $    941,598  $10,153,087
   Depreciation............     (127,824)     --       (13,835,093)  (22,828,573)     (66,793)
                            ------------  ----------- ------------  ------------  -----------
   Unrealized appreciation
    (depreciation)--net.... $  5,468,637  $ 1,716,595 $(13,044,474) $(21,886,975) $10,086,294
                            ============  =========== ============  ============  ===========

 SUNAMERICA INCOME FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1998 -- (unaudited) --
  (continued)

  At March 31, 1998, U.S. Government Securities Fund, Diversified Income Fund, High Income Fund and Tax Exempt Insured Fund had capital loss carryforwards of $29,467,409, $24,716,935, $22,767,991 and $3,338,986,
  respectively, which were available to the extent provided in regulations and which will expire between 1999-2005. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

  U.S. Government Securities Fund, Federal Securities Fund, Diversified Income Fund, High Income Fund and Tax Exempt Insured Fund utilized capital loss carryforwards of $7,942,831, $1,045,533, $5,115,099, $11,236,372 and
  $3,208,746, respectively, to offset the Funds' net taxable gains realized and recognized in the year ended March 31, 1998.

  High Income Fund had capital loss carryforwards of $3,615,390 which expired in the year ended March 31, 1998.

Note 6. Capital Share Transactions

  Transactions in capital shares of each class of each series were as follows:

                                                   U.S. GOVERNMENT SECURITIES FUND
                  --------------------------------------------------------------------------------------------------------
                                      CLASS A                                              CLASS B
                  --------------------------------------------------  ----------------------------------------------------
                          FOR THE                   FOR THE                   FOR THE                    FOR THE
                     SIX MONTHS ENDED             YEAR ENDED             SIX MONTHS ENDED              YEAR ENDED
                    SEPTEMBER 30, 1998          MARCH 31, 1998          SEPTEMBER 30, 1998           MARCH 31, 1998
                  ------------------------  ------------------------  ------------------------  --------------------------
                    SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT
                  ----------  ------------  ----------  ------------  ----------  ------------  -----------  -------------
Shares sold.....   2,162,431  $ 18,956,564   1,561,577  $ 13,510,139     544,251  $  4,772,624      482,064  $   4,147,772
Reinvested
 dividends......     185,416     1,614,524     440,207     3,777,028     306,474     2,669,264      872,849      7,489,193
Shares redeemed.  (1,559,223)  (13,598,687) (4,288,472)  (36,902,611) (5,073,462)  (44,295,905) (11,930,767)  (102,271,581)
                  ----------  ------------  ----------  ------------  ----------  ------------  -----------  -------------
Net increase
 (decrease) ....     788,624  $  6,972,401  (2,286,688) $(19,615,444) (4,222,737) $(36,854,017) (10,575,854) $ (90,634,616)
                  ==========  ============  ==========  ============  ==========  ============  ===========  =============
                                                       FEDERAL SECURITIES FUND
                  --------------------------------------------------------------------------------------------------------
                                      CLASS A                                              CLASS B
                  --------------------------------------------------  ----------------------------------------------------
                          FOR THE                   FOR THE                   FOR THE                    FOR THE
                     SIX MONTHS ENDED             YEAR ENDED             SIX MONTHS ENDED              YEAR ENDED
                    SEPTEMBER 30, 1998          MARCH 31, 1998          SEPTEMBER 30, 1998           MARCH 31, 1998
                  ------------------------  ------------------------  ------------------------  --------------------------
                    SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT
                  ----------  ------------  ----------  ------------  ----------  ------------  -----------  -------------
Shares sold.....     302,750  $  3,378,351     374,888  $  4,088,015     400,286  $  4,487,501      358,787  $   3,922,859
Reinvested
 dividends......      51,662       574,702     118,009     1,278,607      29,628       330,597       65,988        716,876
Shares redeemed.    (278,569)   (3,093,328)   (560,471)   (6,066,157)   (235,224)   (2,620,531)    (537,411)    (5,824,823)
                  ----------  ------------  ----------  ------------  ----------  ------------  -----------  -------------
Net increase
 (decrease).....      75,843  $    859,725     (67,574) $   (699,535)    194,690  $  2,197,567     (112,636) $  (1,185,088)
                  ==========  ============  ==========  ============  ==========  ============  ===========  =============

 SUNAMERICA INCOME FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1998 -- (unaudited) --
  (continued)

                                                     DIVERSIFIED INCOME FUND
                  -----------------------------------------------------------------------------------------------------
                                     CLASS A                                             CLASS B
                  -------------------------------------------------  --------------------------------------------------
                          FOR THE                  FOR THE                   FOR THE                   FOR THE
                     SIX MONTHS ENDED             YEAR ENDED            SIX MONTHS ENDED             YEAR ENDED
                    SEPTEMBER 30, 1998          MARCH 31, 1998         SEPTEMBER 30, 1998          MARCH 31, 1998
                  ------------------------  -----------------------  ------------------------  ------------------------
                    SHARES       AMOUNT       SHARES      AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                  ----------  ------------  ----------  -----------  ----------  ------------  ----------  ------------
Shares sold......  1,485,593  $  6,398,776   1,839,412  $ 8,430,833   1,122,803  $  4,972,124   2,110,864  $  9,588,048
Reinvested
 dividends.......    158,816       697,591     240,267    1,101,956     307,017     1,356,394     671,248     3,082,375
Shares redeemed..   (882,488)   (3,893,552) (1,776,362)  (8,143,958) (2,441,667)  (10,589,488) (7,008,938)  (32,175,337)
                  ----------  ------------  ----------  -----------  ----------  ------------  ----------  ------------
Net increase
 (decrease)......    761,921  $  3,202,815     303,317  $ 1,388,831  (1,011,847) $ (4,260,970) (4,226,826) $(19,504,914)
                  ==========  ============  ==========  ===========  ==========  ============  ==========  ============
                                                         HIGH INCOME FUND
                  -----------------------------------------------------------------------------------------------------
                                     CLASS A                                             CLASS B
                  -------------------------------------------------  --------------------------------------------------
                          FOR THE                  FOR THE                   FOR THE                   FOR THE
                     SIX MONTHS ENDED             YEAR ENDED            SIX MONTHS ENDED             YEAR ENDED
                    SEPTEMBER 30, 1998          MARCH 31, 1998         SEPTEMBER 30, 1998          MARCH 31, 1998
                  ------------------------  -----------------------  ------------------------  ------------------------
                    SHARES       AMOUNT       SHARES      AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                  ----------  ------------  ----------  -----------  ----------  ------------  ----------  ------------
Shares sold......  2,685,196  $ 20,210,400   2,986,074  $22,434,607   4,164,378  $ 31,394,990   9,598,071  $ 70,922,480
Reinvested
 dividends.......    232,860     1,746,084     321,604    2,408,861     375,868     2,838,329     630,317     4,732,950
Shares redeemed.. (1,723,497)  (12,937,091) (1,885,818) (13,976,905) (6,315,090)  (47,694,275) (8,118,195)  (59,444,035)
                  ----------  ------------  ----------  -----------  ----------  ------------  ----------  ------------
Net increase
 (decrease)......  1,194,559  $  9,019,393   1,421,860  $10,866,563  (1,774,844) $(13,460,956)  2,110,193  $ 16,211,395
                  ==========  ============  ==========  ===========  ==========  ============  ==========  ============
                                 HIGH INCOME FUND
                  -------------------------------------------------
                                     CLASS C
                  -------------------------------------------------
                                                FOR THE PERIOD
                          FOR THE             FEBRUARY 2, 1998*
                     SIX MONTHS ENDED              THROUGH
                    SEPTEMBER 30, 1998          MARCH 31, 1998
                  ------------------------  -----------------------
                    SHARES       AMOUNT       SHARES      AMOUNT
                  ----------  ------------  ----------  -----------
Shares sold......    654,678  $  4,891,732     146,640  $ 1,136,487
Reinvested
 dividends.......      9,467        70,256         396        3,080
Shares redeemed..    (82,022)     (622,990)        (14)        (112)
                  ----------  ------------  ----------  -----------
Net increase.....    582,123  $  4,338,998     147,022  $ 1,139,455
                  ==========  ============  ==========  ===========

* Commencement of sale of respective class of shares

                                                        TAX EXEMPT INSURED FUND
                         ---------------------------------------------------------------------------------------------
                                           CLASS A                                         CLASS B
                         -----------------------------------------------  --------------------------------------------
                               FOR THE                  FOR THE                 FOR THE                FOR THE
                           SIX MONTHS ENDED           YEAR ENDED            SIX MONTHS ENDED          YEAR ENDED
                          SEPTEMBER 30, 1998        MARCH 31, 1998         SEPTEMBER 30, 1998       MARCH 31, 1998
                         ---------------------  ------------------------  ---------------------  ---------------------
                          SHARES     AMOUNT       SHARES       AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                         --------  -----------  ----------  ------------  --------  -----------  --------  -----------
Shares sold.............  102,823  $ 1,348,056     139,133  $  1,784,062   131,853  $ 1,729,362   338,073  $ 4,316,434
Reinvested dividends....   73,763      963,783     166,540     2,132,131    20,033      261,766    45,130      578,035
Shares redeemed......... (553,840)  (7,222,874) (1,483,284)  (18,915,862) (221,452)  (2,899,559) (657,257)  (8,386,367)
                         --------  -----------  ----------  ------------  --------  -----------  --------  -----------
Net decrease............ (377,254) $(4,911,035) (1,177,611) $(14,999,669)  (69,566) $  (908,431) (274,054) $(3,491,898)
                         ========  ===========  ==========  ============  ========  ===========  ========  ===========

 SUNAMERICA INCOME FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1998 (unaudited) --
  (continued)

Note 7. Commitments and Contingencies

  The SunAmerica Family of Mutual Funds has established an uncommitted line of credit with the State Street Bank and Trust Company, the Funds' custodian, with interest payable at the Federal Funds rate plus 100 basis points with respect to the U.S. Government Securities Fund and Federal Securities Fund, and Federal Funds rate plus 125 basis points with respect to the Diversified Income Fund and the High Income Fund. Borrowings under the line of credit will commence when the Fund's cash shortfall exceeds $100,000. During the six months ended September 30, 1998 the Diversified Income Fund and High Income Fund periodically utilized the uncommitted line of credit and incurred an interest expense of $1,508 and $22,262, respectively. At September 30, 1998 the High Income Fund had $2,043,784 in outstanding borrowings at an interest rate of 6.75%.

Note 8. Trustees Retirement Plan

  The Trustees (and Directors) of the SunAmerica Family of Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years is added to each Eligible Trustee's Account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of September 30, 1998, U.S. Government Securities Fund, Federal Securities Fund, Diversified Income Fund, High Income Fund and Tax Exempt Insured Fund had accrued $78,216, $8,637, $17,265, $21,508 and $20,461, respectively, for the Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities and for the six months ended September 30, 1998 expensed $6,451, $963, $1,777, $2,987 and
  $2,203, respectively, for the Retirement Plan, which is included in Trustees' fees and expenses on the Statement of Operations.

Note 9. Subsequent Events

  On August 19, 1998, SunAmerica Inc. entered into an agreement with American International Group, Inc. ("AIG"). Under the terms of the agreement, SunAmerica Inc. will merge with and into AIG, and consequently, SAAMCo, which acts as investment adviser of the Trust, will become a subsidiary of AIG. SAAMCo will not change its name and no organizational changes are currently planned which would affect services provided to the Trust. As a result of the merger, Trust shareholders of record as of October 30, 1998 are being asked to approve a new investment advisory and management agreement with SAAMCo, to take effect upon consummation of the merger, as well as certain other matters. The

 SUNAMERICA INCOME FUNDS
 NOTES TO FINANCIAL STATEMENTS -- September 30, 1998 (unaudited) --
  (continued)
  new agreement will be identical to the current agreement in all respects except for its effective date and termination date and will have no effect on the fees or expenses payable by the Trust or its shareholders. The merger transaction is expected to be consummated in late 1998 or early 1999.

  Effective December 1, 1998, the High Income Fund will offer Class II shares in place of Class C Shares. Class II shares are subject to an initial sales charge. In addition, a contingent deferred sales charge may be imposed on redemptions made within one year of purchase.


TRUSTEES                                           INVESTMENT ADVISER
  S. James Coppersmith                               SunAmerica Asset Management Corp.
  Samuel M. Eisenstat                                The SunAmerica Center
  Stephen J. Gutman                                  733 Third Avenue
  Peter A. Harbeck                                   New York, NY 10017-3204
  Peter McMillan III
  Sebastiano Sterpa                                DISTRIBUTOR
                                                     SunAmerica Capital Services, Inc.
OFFICERS                                             The SunAmerica Center
  Peter A. Harbeck, President                        733 Third Avenue
  P. Christopher Leary, Vice President               New York, NY 10017-3204
  John Risner, Vice President
  John DiVito, Vice President                      SHAREHOLDER SERVICING AGENT
  Karolann Patranzino, Vice President                SunAmerica Fund Services, Inc.
  Robert M. Zakem, Secretary                         The SunAmerica Center
  Peter C. Sutton, Treasurer                         733 Third Avenue
  John T. Genoy, Assistant Treasurer                 New York, NY 10017-3204
  Donna M. Handel, Assistant Treasurer
  Cheryl L. Hawthorne, Assistant Treasurer         CUSTODIAN AND TRANSFER AGENT
  Abbe P. Stein, Assistant Secretary                 State Street Bank and Trust Company
                                                     P.O. Box 419572
                                                     Kansas City, MO 64141-6572

This report is submitted solely for the general information of shareholders of the Fund. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

The accompanying report has not been examined by independent accountants and accordingly no opinion has been expressed thereon.


[LOGO] SunAmerica                                               Bulk Rate
       Mutual Funds                                             U.S. Postage
                                                                   PAID
       The SunAmerica Center,                                   Kansas City, MO
       733 Third Avenue                                         Permit No. 2891
       New York, NY 10017-3204